UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period: 8/31/20_

Item 1. Reports to Stockholders.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton World
Fund
A Series of Templeton Funds
August 31, 2020
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Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended August 31, 2020, global
economic growth weakened significantly as a result of the
novel coronavirus (COVID-19) pandemic and subsequent
economic lockdowns imposed by many governments
around the world. Global stocks advanced during the period,
however, as a result of gains prior to the pandemic combined with increased investor confidence later in the period as
many economies began to reopen. Many central banks
took significant actions to bolster economic growth during
the period. The U.S. Federal Reserve cut the federal funds
target rate range four times to 0.00%–0.25% and initiated
massive quantitative easing measures. The European
Central Bank left its key interest rate unchanged but lowered the deposit rate, resumed buying bonds and announced an
emergency asset purchase plan. In this environment, global
developed and emerging market stocks posted positive
returns, as measured by the MSCI All Country World Index.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton World Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Equity Group
This letter reflects our analysis and opinions as of August
31, 2020, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Templeton World Fund
............................
3
Performance Summary
...........................
7
Your Fund’s Expenses
............................
10
Financial Highlights and Statement of Investments
....
11
Financial Statements
.............................
20
Notes to Financial Statements
.....................
24
Report of Independent Registered
Public Accounting Firm
............................
36
Tax Information
..................................
37
Board Members and Officers
.......................
38
Shareholder Information
..........................
43
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton World Fund
This annual report for Templeton World Fund covers the
fiscal year ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets. Under normal circumstances,
the Fund will invest in issuers located in at least three
different countries (including the U.S.). The Fund intends to regularly engage in currency-related derivatives, such as
currency and cross-currency forwards and currency futures
contracts, to seek to hedge all or substantially all of its
foreign currency exposure to the U.S. dollar.
Performance Overview
The Fund’s Class A shares had a +4.47% cumulative total
return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI All Country World Index
(ACWI) 100% Hedged to USD, which measures stock
performance in global developed and emerging markets,
posted a +16.02% total return.
1
Also in comparison, the
Fund’s second benchmark, the Linked MSCI ACWI 100%
Hedged to USD/World, posted a +16.02% total return,
2
and the Fund’s third benchmark, the MSCI ACWI, posted
a +17.12% total return.
3
For the 10-year period ended
August 31, 2020, the Fund’s Class A shares posted a
+91.69% cumulative total return, compared with the Linked
MSCI ACWI 100% Hedged to USD/World’s +196.87%
cumulative total return for the same period.
2
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index, advanced
during the 12-month period. Stocks gained for the first
four months of the reporting period but fell sharply in early
2020 amid investor fears of a global economic slowdown
due to the novel coronavirus (COVID-19) pandemic.
Such fears drove many investors to sell equities and buy
government bonds, cash and other investments perceived
as safe. During the last five months of the period, global
equities rebounded due to optimism about easing lockdown
restrictions, vaccine development and government stimulus
measures. Despite a second wave of infections and
reintroduction of restrictions, as well as renewed tensions
between the U.S. and China, positive investor sentiment and
economic stimulus led global markets higher.
In the U.S., a strong labor market and solid consumer
spending drove economic growth through February
2020. However, pandemic-related restrictions caused stiff
headwinds for the economy, including mass layoffs that
drove the unemployment rate to 14.7% in April.
4
According to
Geographic Composition
8/31/20
% of Total
Net Assets
North America 32.2%
Asia 29.1%
Europe 26.4%
Latin America & Caribbean 2.7%
Short-Term Investments & Other Net Assets 9.6%
1. Source: FactSet.
2. Source: FactSet. The Linked MSCI ACWI 100% Hedged to USD/World reflects performance of the MSCI World Index through 6/29/2016 and performance of the MSCI
ACWI 100% Hedged to USD thereafter. As of 8/31/20, the Fund’s Class A 10-year average annual total return not including the maximum sales charge was +6.72%, com-
pared with the Linked MSCI ACWI 100% Hedged to USD/World’s 10-year average annual total return of +11.49%.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
4. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Templeton World Fund

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Annual Report
the National Bureau of Economic Research, the longest U.S.
economic expansion in history ended in February 2020, and
the country slipped into a deep recession. Equities began to rebound in the spring amid declining jobless claims, rising
retail sales and optimism about treatments and potential
vaccines for COVID-19. Despite surging summer infection
rates and dampened economic activity, which caused the
second-quarter gross domestic product to decline at a record pace, resilient consumer spending in July and optimism
about an economic rebound led equities higher. However,
gains were concentrated in only a few sectors, including
consumer staples, health care and information technology.
The U.S. Federal Reserve (Fed) lowered the federal funds
target rate twice in late 2019 to a range of 1.50%–1.75%
and implemented two emergency rate cuts in March 2020,
decreasing the rate to a range of 0.00%–0.25%. The Fed
also enacted sweeping quantitative easing measures aimed
at ensuring credit flows to borrowers and supporting credit
markets with unlimited amounts of bond purchasing. At the
end of the period, the Fed announced a shift in inflation
policy that could mean interest rates will potentially remain low, even amid low unemployment and rising inflation.
In the eurozone, forecasts of a significant contraction
in 2020 mounted as the magnitude of the pandemic’s
economic disruption became apparent. Nevertheless,
European developed market equities, as measured by the
MSCI Europe Index, advanced as some social distancing
restrictions were removed and robust fiscal stimulus
measures led to a significant rebound from the March 2020
lows.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, also
advanced. Generally slow yet stable economic growth
and easing trade tensions between the U.S. and China
benefited the region, until the pandemic and lockdowns in
China and other countries derailed economic growth. Sharp
market declines were followed by a rebound, as economies
reopened, aided by robust stimulus measures and many
health care companies’ continued development of COVID-19
vaccines and treatments.
Emerging market stocks, as measured by the MSCI
Emerging Markets Index, also advanced for the 12-month
period despite steep pandemic-related declines, generally
weaker currencies and lower energy prices, which hurt
emerging market economies reliant on these exports.
During the last five months of the reporting period, however, improving economic activity, higher oil prices and U.S. dollar weakness led emerging markets stocks to post strong gains,
reversing earlier losses.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
Manager’s Discussion
The 12 months under review encompassed a volatile and
challenging period for price-disciplined investors. Market
leadership was concentrated among a handful of the biggest
large-capitalization technology and e-commerce stocks that
saw their market capitalizations and valuations soar to new
records. The period was punctuated by a severe bear market
and global recession stemming from the COVID-19-related
economic shutdown, though official intervention prompted a
quick recovery and the darlings of the first half of the period reasserted their leadership. The market seemed unhealthy
and distorted in our view, divorced as it was from economic
and fundamental realities. In this unique environment, we
identified major risks in both tails of the market. On the
one hand, resilient high-profile stocks traded at elevated
valuations that bode poorly for long-term returns, in our
view. On the other, many optically inexpensive stocks were
comprised of companies that carried excessive balance
sheet and operational risks, in our opinion, and might
struggle to survive a renewed downturn.
Top 10 Industries
8/31/20
% of Total
Net Assets
a
Pharmaceuticals 8.9%
Hotels, Restaurants & Leisure 5.9%
Beverages 5.5%
Metals & Mining 5.3%
Food & Staples Retailing 4.0%
Internet & Direct Marketing Retail 3.7%
Household Durables 3.3%
Media 3.2%
Machinery 3.1%
Technology Hardware, Storage & Peripherals 3.0%

Templeton World Fund

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Annual Report
Our strategy in this environment has been diversification
amongst different value types, economic exposure and
risk profiles. We reduced exposure to energy and banks,
where we believe many stocks were inexpensive for good
reason and may get even less expensive. Instead, we
sought cyclical exposure in sectors with better growth and
quality profiles like industrials and consumer discretionary.
We made selective investments in stocks in economically-
and pandemic-exposed industries that we believe had
been oversold. We were able to increase exposure to
more cyclical and volatile stocks for two reasons. First, our fundamental focus allowed us to confidently assess balance
sheet and liquidity risk. And second, we were simultaneously increasing the Fund’s defensive exposures by raising cash
equivalents including time deposits in foreign currencies,
taking long positions in the Japanese yen (a generally
considered global safe haven), holding uncorrelated assets
like precious metals firms and rotating more generally
into higher quality companies across a range of sectors.
The result, in our view, was a more dynamic, flexible and
genuinely diverse value portfolio. We continue to believe
that flexibility, creativity and true diversification within a value framework is appropriate in this extended and uncertain
market environment.
Looking at the Fund more closely, relative underperformance
during the period was more about what we didn’t own than
what we did. Our significant underweighting in information
technology was the main detractor, unsurprising for a year
when just five tech stocks rose to become around a quarter
of the entire market cap of the Standard & Poor’s
®
500
Index, a record-high concentration in the world’s largest
stock market. Communication services holdings lagged
due to our underweighted position and lack of exposure
to leading stocks in the sector’s media and entertainment
category. Similarly, consumer discretionary detracted
primarily because of our lack of exposure to expensive
e-commerce stocks. Meanwhile, an elevated cash balance
helped dampen volatility and invest opportunistically in the downturn, but represented a drag on overall performance in
the 12-month timeframe.
Turning to relative contributors, stock selection in the
industrials sector outperformed as premier global economic
contributors like German conglomerate Siemens and U.S.
truck-maker Navistar led the cyclical upswing in the latter
half of the period. Meanwhile, materials holdings benefited
from precious metals exposure.
From a regional standpoint, stock selection in Asia detracted from relative performance, offseting a positive overweighted allocation, pressured by weakness in Japan and China. In
Europe, relative weakness in the U.K. offset relative strength in Switzerland and Germany, while in North America,
weakness in the U.S. outweighed strength in Canada.
The Fund’s currency hedges had a positive effect on Fund
performance during the 12 months under review. However,
one cannot expect the same results for future periods.
Top 10 Holdings
8/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Roche Holding AG 3.2%
Pharmaceuticals, Switzerland
Samsung Electronics Co. Ltd. 3.0%
Technology Hardware, Storage & Peripherals,
South Korea
Wheaton Precious Metals Corp. 2.7%
Metals & Mining, Brazil
Sanofi 2.6%
Pharmaceuticals, France
Comcast Corp. 2.3%
Media, United States
Verizon Communications, Inc. 2.2%
Diversified Telecommunication Services, United
States
Siemens AG 2.2%
Industrial Conglomerates, Germany
Dollar Tree, Inc. 2.1%
Multiline Retail, United States
Anheuser-Busch InBev SA/NV 2.1%
Beverages, Belgium
E.ON SE 2.1%
Multi-Utilities, Germany
Top 10 Countries
8/31/20
a
% of Total
Net Assets
a a
United States 31.8%
Japan 17.4%
Germany 6.5%
United Kingdom 5.5%
China 4.0%
South Korea 3.8%
France 3.5%
Switzerland 3.2%
Brazil 2.7%
Netherlands 2.1%

Templeton World Fund

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Annual Report
It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended August 31, 2020, the U.S. dollar
declined in value relative to most currencies. As a result, the
Fund's performance was positively affected by the portfolio's substantial investment in securities with non-U.S. currency
exposure. However, one cannot expect the same result in
future periods. In contrast, the Fund's currency hedges had
a negative effect on Fund performance during the 12 months
under review.
Thank you for your continued participation in Templeton
World Fund. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2020
Templeton World Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +4.47% -1.25%
5-Year +18.74% +2.33%
10-Year +91.69% +6.12%
Advisor
1-Year +4.66% +4.66%
5-Year +20.19% +3.75%
10-Year +96.34% +6.98%
See page 9 for Performance Summary footnotes.

Templeton World Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/10
–
8/31/20)
Advisor Class
(9/1/10
–
8/31/20)

Templeton World Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically.
Current political and financial uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: FactSet. The MSCI ACWI 100% Hedged to USD represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI ACWI, to the USD, the "home" currency for the hedged index. The Linked MSCI ACWI 100% Hedged to USD/World reflects performance of the MSCI
World Index through 6/29/2016 and performance of the MSCI ACWI 100% Hedged to USD thereafter.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4997 $0.0304 $0.1262 $0.6563
C $0.4088 $0.0304 $0.1262 $0.5654
R6 $0.5289 $0.0304 $0.1262 $0.6855
Advisor $0.5238 $0.0304 $0.1262 $0.6804
Total Annual Operating Expenses
6
Share Class
A 1.05%
Advisor 0.80%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,027.50 $5.45 $1,019.76 $5.43 1.07%
C $1,000 $1,022.70 $9.29 $1,015.95 $9.26 1.83%
R6 $1,000 $1,029.20 $3.75 $1,021.44 $3.74 0.74%
Advisor $1,000 $1,028.30 $4.19 $1,021.00 $4.18 0.82%

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.76 $17.24 $16.94 $15.47 $16.51
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.29 0.28 0.27 0.26
Net realized and unrealized gains (losses) ........... 0.45 (2.17) 1.03 2.21 (0.17)
Total from investment operations .................... 0.61 (1.88) 1.31 2.48 0.09
Less distributions from:
Net investment income .......................... (0.50) (0.67) (0.02) (0.57) (0.28)
Net realized gains ............................. (0.16) (1.93) (0.99) (0.44) (0.85)
Total distributions ............................... (0.66) (2.60) (1.01) (1.01) (1.13)
Net asset value, end of year ....................... $12.71 $12.76 $17.24 $16.94 $15.47
Total return
c
................................... 4.47% (10.22)% 7.81% 16.45% 0.84%
Ratios to average net assets
Expenses ..................................... 1.05% 1.05%
d
1.04%
e
1.06%
d,e
1.07%
d
Net investment income ........................... 1.29% 2.06% 1.64% 1.63% 1.73%
Supplemental data
Net assets, end of year (000’s) ..................... $2,831,844 $3,150,057 $3,973,648 $4,240,117 $4,195,518
Portfolio turnover rate ............................ 52.25% 25.16% 28.39% 31.46% 21.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.26 $16.35 $16.21 $14.84 $15.86
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.13 0.14 0.14 0.14
Net realized and unrealized gains (losses) ........... 0.42 (2.01) 0.99 2.12 (0.16)
Total from investment operations .................... 0.49 (1.88) 1.13 2.26 (0.02)
Less distributions from:
Net investment income .......................... (0.41) (0.28) — (0.45) (0.15)
Net realized gains ............................. (0.16) (1.93) (0.99) (0.44) (0.85)
Total distributions ............................... (0.57) (2.21) (0.99) (0.89) (1.00)
Net asset value, end of year ....................... $12.18 $12.26 $16.35 $16.21 $14.84
Total return
c
................................... 3.61% (10.94)% 7.01% 15.59% 0.11%
Ratios to average net assets
Expenses ..................................... 1.82% 1.80%
d
1.80%
e
1.81%
d,e
1.82%
d
Net investment income ........................... 0.54% 1.31% 0.88% 0.88% 0.98%
Supplemental data
Net assets, end of year (000’s) ..................... $18,630 $28,850 $117,879 $138,534 $158,126
Portfolio turnover rate ............................ 52.25% 25.16% 28.39% 31.46% 21.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.73 $17.21 $16.92 $15.45 $16.50
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.34 0.33 0.32 0.32
Net realized and unrealized gains (losses) ........... 0.45 (2.17) 1.03 2.22 (0.18)
Total from investment operations .................... 0.65 (1.83) 1.36 2.54 0.14
Less distributions from:
Net investment income .......................... (0.53) (0.72) (0.08) (0.63) (0.34)
Net realized gains ............................. (0.16) (1.93) (0.99) (0.44) (0.85)
Total distributions ............................... (0.69) (2.65) (1.07) (1.07) (1.19)
Net asset value, end of year ....................... $12.69 $12.73 $17.21 $16.92 $15.45
Total return .................................... 4.71% (9.88)% 8.13% 16.87% 1.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.77% 0.74% 0.73% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.76% 0.75% 0.72%
c
0.73%
c,d
0.72%
d
Net investment income ........................... 1.59% 2.36% 1.96% 1.96% 2.08%
Supplemental data
Net assets, end of year (000’s) ..................... $38,885 $43,595 $51,431 $55,504 $50,487
Portfolio turnover rate ............................ 52.25% 25.16% 28.39% 31.46% 21.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.74 $17.23 $16.93 $15.46 $16.50
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.33 0.32 0.32 0.30
Net realized and unrealized gains (losses) ........... 0.45 (2.17) 1.03 2.20 (0.17)
Total from investment operations .................... 0.64 (1.84) 1.35 2.52 0.13
Less distributions from:
Net investment income .......................... (0.52) (0.72) (0.06) (0.61) (0.32)
Net realized gains ............................. (0.16) (1.93) (0.99) (0.44) (0.85)
Total distributions ............................... (0.68) (2.65) (1.05) (1.05) (1.17)
Net asset value, end of year ....................... $12.70 $12.74 $17.23 $16.93 $15.46
Total return .................................... 4.66% (9.99)% 8.09% 16.74% 1.12%
Ratios to average net assets
Expenses ..................................... 0.81% 0.80%
c
0.80%
d
0.81%
c,d
0.82%
c
Net investment income ........................... 1.53% 2.31% 1.88% 1.88% 1.98%
Supplemental data
Net assets, end of year (000’s) ..................... $99,546 $112,891 $146,883 $157,237 $113,455
Portfolio turnover rate ............................ 52.25% 25.16% 28.39% 31.46% 21.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Statement of Investments, August 31, 2020
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a Industry Shares a Value
a
Common Stocks 90.4%
Belgium 2.1%
Anheuser-Busch InBev SA/NV ...... Beverages 1,086,267 $ 63,130,675
Brazil 2.7%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,538,656 82,195,381
Canada 0.4%
Husky Energy, Inc. ............... Oil, Gas & Consumable Fuels 3,573,280 12,084,482
China 4.0%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,596,671 57,472,306
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 1,794,720 14,272,119
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 823,982 47,552,001
119,296,426
Denmark 1.6%
AP Moller - Maersk A/S, B .......... Marine 31,274 47,919,575
France 3.5%
Pernod Ricard SA ................ Beverages 146,070 25,017,767
Sanofi ......................... Pharmaceuticals 779,180 78,918,852
103,936,619
Germany 6.5%
a
adidas AG ...................... Textiles, Apparel & Luxury Goods 66,932 20,366,377
Bayer AG ...................... Pharmaceuticals 707,810 47,075,918
E.ON SE ....................... Multi-Utilities 5,228,845 61,926,827
Siemens AG .................... Industrial Conglomerates 473,063 65,547,521
194,916,643
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 5,111,204 52,363,382
Japan 17.4%
East Japan Railway Co. ........... Road & Rail 150,500 9,798,283
Honda Motor Co. Ltd. ............. Automobiles 1,439,900 36,661,552
Isuzu Motors Ltd. ................ Automobiles 1,445,300 14,282,095
Japan Airlines Co. Ltd. ............ Airlines 1,245,310 24,693,158
Keisei Electric Railway Co. Ltd. ...... Road & Rail 208,400 6,125,717
Kirin Holdings Co. Ltd. ............ Beverages 2,266,600 44,562,096
Komatsu Ltd. ................... Machinery 2,007,100 43,703,708
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 871,200 49,995,673
Makita Corp. .................... Machinery 658,700 30,434,727
Mitsubishi Electric Corp. ........... Electrical Equipment 2,530,700 34,866,162
Panasonic Corp. ................. Household Durables 4,712,770 43,433,032
Seven & i Holdings Co. Ltd. ......... Food & Staples Retailing 1,054,700 34,029,838
Sony Corp. ..................... Household Durables 508,520 39,823,115
Sumitomo Mitsui Financial Group, Inc. . Banks 1,110,210 32,649,010
Suntory Beverage & Food Ltd. ...... Beverages 830,210 32,044,172
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,167,593 43,540,404
520,642,742
Luxembourg 1.9%
a
ArcelorMittal SA ................. Metals & Mining 2,274,869 28,654,673
SES SA, FDR ................... Media 4,042,586 28,729,409
57,384,082

Templeton Funds
Statement of Investments
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks
(continued)
Macau 1.2%
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 4,758,760 $ 37,409,855
Netherlands 2.1%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 258,729 32,537,759
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 2,191,977 30,834,827
63,372,586
South Korea 3.8%
KB Financial Group, Inc. ........... Banks 726,024 22,532,271
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,974,699 89,691,037
112,223,308
Switzerland 3.2%
Roche Holding AG ............... Pharmaceuticals 272,184 95,209,878
Thailand 0.9%
Bangkok Bank PCL ............... Banks 7,888,971 27,114,138
United Kingdom 5.5%
BAE Systems plc ................ Aerospace & Defense 4,360,021 30,264,210
BP plc ......................... Oil, Gas & Consumable Fuels 8,707,866 30,376,418
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 1,632,233 31,160,831
Compass Group plc .............. Hotels, Restaurants & Leisure 2,087,061 33,768,959
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 437,560 25,260,763
International Consolidated Airlines
Group SA ..................... Airlines 1,191,900 3,344,111
Whitbread plc ................... Hotels, Restaurants & Leisure 300,400 10,129,871
164,305,163
United States 31.8%
AbbVie, Inc. .................... Biotechnology 192,290 18,415,613
American Express Co. ............ Consumer Finance 107,600 10,931,084
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 28,043 53,574,749
BorgWarner, Inc. ................. Auto Components 433,116 17,580,178
Comcast Corp., A ................ Media 1,500,902 67,255,419
a
Dollar Tree, Inc. ................. Multiline Retail 662,295 63,759,140
DuPont de Nemours, Inc. .......... Chemicals 401,133 22,367,176
a
EPAM Systems, Inc. .............. IT Services 158,619 51,884,275
Freeport-McMoRan, Inc. ........... Metals & Mining 3,131,613 48,884,479
Gilead Sciences, Inc. ............. Biotechnology 557,856 37,236,888
Honeywell International, Inc. ........ Industrial Conglomerates 99,630 16,493,747
Kellogg Co. ..................... Food Products 682,947 48,427,772
Kroger Co. (The) ................. Food & Staples Retailing 1,060,897 37,852,805
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 146,738 25,789,203
Lear Corp. ..................... Auto Components 131,392 14,969,491
Medtronic plc ................... Health Care Equipment & Supplies 244,369 26,262,336
Oracle Corp. .................... Software 691,696 39,578,845
Ross Stores, Inc. ................ Specialty Retail 428,582 39,035,249
Stanley Black & Decker, Inc. ........ Machinery 104,620 16,875,206
Starbucks Corp. ................. Hotels, Restaurants & Leisure 264,910 22,376,948
Sysco Corp. .................... Food & Staples Retailing 805,953 48,470,013
TJX Cos., Inc. (The) .............. Specialty Retail 714,298 39,136,387
United Parcel Service, Inc., B ....... Air Freight & Logistics 264,971 43,354,555
Verizon Communications, Inc. ....... Diversified Telecommunication Services 1,114,923 66,081,486
Walt Disney Co. (The) ............. Entertainment 323,010 42,595,329

Templeton Funds
Statement of Investments
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
At August 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 214,216 $ 30,178,750
949,367,123
Total Common Stocks (Cost $2,315,347,743) ....................................
2,702,872,058
Short Term Investments 2.9%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.9%
Canada 0.5%
National Bank of Canada, 0.05%,
9/01/20 ...................... 16,000,000 16,000,000
France 2.4%
BNP Paribas SA, 0.07%, 9/01/20 ..... 72,000,000 72,000,000
Total Time Deposits (Cost $88,000,000) ........................................
88,000,000
a a a a a
Total Short Term Investments (Cost $88,000,000 ) ................................
88,000,000
a a a
a
Total Investments (Cost $2,403,347,743) 93.3% ..................................
$2,790,872,058
Other Assets, less Liabilities 6.7% .............................................
198,032,883
Net Assets 100.0% ...........................................................
$2,988,904,941
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 2,217,321 2,891,875 10/19/20 $ 72,768 $ —
British Pound ...... BOFA Sell 30,296,472 38,390,350 10/19/20 — (2,117,198)
British Pound ...... BZWS Buy 2,217,321 2,891,796 10/19/20 72,848 —
British Pound ...... BZWS Sell 30,571,820 38,747,792 10/19/20 — (2,127,905)
British Pound ...... CITI Buy 2,217,321 2,891,745 10/19/20 72,898 —
British Pound ...... CITI Sell 30,296,099 38,376,578 10/19/20 — (2,130,470)
British Pound ...... HSBK Buy 2,217,321 2,891,511 10/19/20 73,132 —
British Pound ...... HSBK Sell 22,805,207 28,915,611 10/19/20 — (1,575,828)
British Pound ...... UBSW Buy 2,217,321 2,891,560 10/19/20 73,083 —
British Pound ...... UBSW Sell 30,581,927 38,752,122 10/19/20 — (2,137,090)
Canadian Dollar .... BOFA Buy 9,104,085 6,871,091 10/19/20 111,161 —
Canadian Dollar .... BOFA Sell 33,228,786 24,559,839 10/19/20 — (924,515)
Canadian Dollar .... BZWS Buy 9,104,085 6,870,462 10/19/20 111,789 —
Canadian Dollar .... BZWS Sell 33,231,964 24,557,503 10/19/20 — (929,288)
Canadian Dollar .... CITI Buy 9,104,085 6,870,916 10/19/20 111,335 —
Canadian Dollar .... CITI Sell 33,229,930 24,554,660 10/19/20 — (930,572)
Canadian Dollar .... HSBK Buy 9,104,085 6,870,720 10/19/20 111,531 —
Canadian Dollar .... HSBK Sell 33,228,501 24,559,746 10/19/20 — (924,389)
Canadian Dollar .... UBSW Buy 9,104,085 6,870,894 10/19/20 111,357 —
Canadian Dollar .... UBSW Sell 33,230,706 24,559,653 10/19/20 — (926,174)

Templeton Funds
Statement of Investments
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... BOFA Buy 6,404,876 1,022,672 10/19/20 $ 5,065 $ —
Danish Krone ...... BOFA Sell 64,426,044 9,969,666 10/19/20 — (368,231)
Danish Krone ...... BZWS Buy 6,404,876 1,022,824 10/19/20 4,912 —
Danish Krone ...... BZWS Sell 63,399,360 9,813,687 10/19/20 — (359,466)
Danish Krone ...... CITI Buy 6,404,876 1,022,676 10/19/20 5,060 —
Danish Krone ...... CITI Sell 64,405,693 9,965,424 10/19/20 — (369,208)
Danish Krone ...... HSBK Buy 6,404,876 1,022,613 10/19/20 5,122 —
Danish Krone ...... HSBK Sell 64,396,524 9,965,738 10/19/20 — (367,423)
Danish Krone ...... UBSW Buy 6,404,876 1,022,636 10/19/20 5,100 —
Danish Krone ...... UBSW Sell 64,439,265 9,971,584 10/19/20 — (368,436)
Euro ............. BOFA Buy 4,655,788 5,488,713 10/19/20 73,298 —
Euro ............. BOFA Sell 74,229,494 85,112,651 10/19/20 — (3,565,178)
Euro ............. BZWS Buy 4,655,788 5,488,473 10/19/20 73,536 —
Euro ............. BZWS Sell 74,239,565 85,131,177 10/19/20 — (3,558,684)
Euro ............. CITI Buy 4,655,788 5,489,432 10/19/20 72,577 —
Euro ............. CITI Sell 74,218,989 85,090,372 10/19/20 — (3,574,909)
Euro ............. HSBK Buy 4,655,788 5,488,517 10/19/20 73,493 —
Euro ............. HSBK Sell 74,221,415 85,091,141 10/19/20 — (3,577,037)
Euro ............. UBSW Buy 4,655,788 5,489,084 10/19/20 72,925 —
Euro ............. UBSW Sell 74,221,232 85,093,158 10/19/20 — (3,574,801)
Hong Kong Dollar ... BOFA Buy 9,494,798 1,224,947 10/19/20 — (284)
Hong Kong Dollar ... BOFA Sell 253,745,860 32,726,258 10/19/20 482 (3,010)
Hong Kong Dollar ... BZWS Buy 9,494,798 1,224,887 10/19/20 — (224)
Hong Kong Dollar ... BZWS Sell 253,745,402 32,726,862 10/19/20 177 (2,042)
Hong Kong Dollar ... CITI Buy 9,494,798 1,224,888 10/19/20 — (225)
Hong Kong Dollar ... CITI Sell 253,761,223 32,727,614 10/19/20 313 (3,466)
Hong Kong Dollar ... HSBK Buy 9,494,798 1,224,866 10/19/20 — (203)
Hong Kong Dollar ... HSBK Sell 253,713,273 32,722,852 10/19/20 520 (2,250)
Hong Kong Dollar ... UBSW Buy 9,494,798 1,224,903 10/19/20 — (240)
Hong Kong Dollar ... UBSW Sell 126,771,774 16,350,783 10/19/20 235 (797)
Japanese Yen ...... BOFA Sell 10,336,145,856 96,873,365 10/19/20 — (780,536)
Japanese Yen ...... BZWS Sell 10,336,177,384 96,887,644 10/19/20 — (766,554)
Japanese Yen ...... CITI Sell 10,336,101,160 96,855,336 10/19/20 — (798,143)
Japanese Yen ...... HSBK Sell 10,334,936,966 96,857,950 10/19/20 — (784,530)
Japanese Yen ...... UBSW Sell 9,691,767,335 90,827,678 10/19/20 — (738,260)
Korean Won ....... BOFA Buy 7,100,000,000 6,006,768 10/19/20 — (27,801)
Korean Won ....... BOFA Sell 38,512,017,324 31,970,184 10/19/20 — (461,094)
Korean Won ....... BZWS Sell 5,508,969,860 4,595,291 10/19/20 — (43,856)
Korean Won ....... CITI Sell 22,505,113,566 18,686,345 10/19/20 — (265,392)
Korean Won ....... GSCO Sell 24,695,787,795 20,482,531 10/19/20 — (313,989)
Korean Won ....... HSBK Sell 27,981,038,203 23,236,048 10/19/20 — (327,008)
Korean Won ....... UBSW Sell 22,530,654,988 18,706,613 10/19/20 — (266,631)
Swiss Franc ....... BOFA Buy 1,338,680 1,473,826 10/19/20 10,316 (1,062)
Swiss Franc ....... BOFA Sell 19,344,236 20,584,142 10/19/20 — (846,708)
Swiss Franc ....... BZWS Buy 1,338,680 1,473,790 10/19/20 10,295 (1,004)
Swiss Franc ....... BZWS Sell 19,362,754 20,609,378 10/19/20 — (841,988)
Swiss Franc ....... CITI Buy 1,338,680 1,473,631 10/19/20 10,359 (910)
Swiss Franc ....... CITI Sell 12,899,545 13,726,980 10/19/20 — (564,007)
Swiss Franc ....... HSBK Buy 1,338,680 1,473,630 10/19/20 10,397 (947)
Swiss Franc ....... HSBK Sell 19,337,422 20,580,264 10/19/20 — (843,038)
Swiss Franc ....... UBSW Buy 1,338,680 1,473,688 10/19/20 10,327 (936)
Swiss Franc ....... UBSW Sell 19,343,904 20,585,848 10/19/20 — (844,635)
Thai Baht ......... BOFA Buy 37,701,194 1,209,211 10/19/20 2,402 (264)
Thai Baht ......... BOFA Sell 208,066,252 6,609,387 10/19/20 — (75,836)
Thai Baht ......... BZWS Buy 37,701,194 1,209,469 10/19/20 2,155 (275)
Thai Baht ......... BZWS Sell 208,187,984 6,612,576 10/19/20 — (76,558)
Thai Baht ......... CITI Buy 37,701,194 1,209,162 10/19/20 2,368 (182)

Templeton Funds
Statement of Investments
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
See Note 9 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Thai Baht ......... CITI Sell 208,035,976 6,605,376 10/19/20 $ — $ (78,873)
Thai Baht ......... HSBK Buy 37,701,194 1,208,948 10/19/20 2,573 (172)
Thai Baht ......... HSBK Sell 207,951,023 6,604,032 10/19/20 — (77,488)
Thai Baht ......... UBSW Buy 37,701,194 1,209,195 10/19/20 2,483 (329)
Thai Baht ......... UBSW Sell 208,098,314 6,610,094 10/19/20 — (76,159)
Yuan Renminbi ..... BOFA Buy 1,884,487 270,068 10/19/20 4,109 —
Yuan Renminbi ..... BOFA Sell 21,027,890 2,978,877 10/19/20 — (80,514)
Yuan Renminbi ..... BZWS Buy 1,884,487 270,024 10/19/20 4,154 —
Yuan Renminbi ..... BZWS Sell 21,058,801 2,985,666 10/19/20 — (78,221)
Yuan Renminbi ..... CITI Buy 1,884,487 270,079 10/19/20 4,098 —
Yuan Renminbi ..... CITI Sell 21,057,600 2,984,988 10/19/20 — (78,724)
Yuan Renminbi ..... HSBK Buy 1,884,487 270,033 10/19/20 4,145 —
Yuan Renminbi ..... HSBK Sell 21,046,836 2,984,732 10/19/20 — (77,415)
Yuan Renminbi ..... UBSW Buy 1,884,487 270,089 10/19/20 4,089 —
Yuan Renminbi ..... UBSW Sell 21,073,479 2,988,722 10/19/20 — (77,301)
Total Forward Exchange Contracts ................................................... $1,398,987 $(44,716,883)
Net unrealized appreciation (depreciation) ............................................ $(43,317,896)
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See abbreviations on page 35 .

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,403,347,743
Value - Unaffiliated issuers .................................................................. $2,790,872,058
Cash .................................................................................... 1,005,858
Foreign currency, at value (cost $210,627,174) ..................................................... 212,581,730
Receivables:
Investment securities sold ................................................................... 2,477,019
Capital shares sold ........................................................................ 718,684
Dividends and interest ..................................................................... 8,661,603
European Union tax reclaims ................................................................ 254,975
Deposits with brokers for:
OTC derivative contracts .................................................................. 41,000,281
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,398,987
Other assets .............................................................................. 1,908
Total assets .......................................................................... 3,058,973,103
Liabilities:
Payables:
Investment securities purchased .............................................................. 19,430,035
Capital shares redeemed ................................................................... 2,612,027
Management fees ......................................................................... 1,743,853
Distribution fees .......................................................................... 610,011
Transfer agent fees ........................................................................ 540,239
Unrealized depreciation on OTC forward exchange contracts .......................................... 44,716,883
Accrued expenses and other liabilities ........................................................... 415,114
Total liabilities ......................................................................... 70,068,162
Net assets, at value ................................................................. $2,988,904,941
Net assets consist of:
Paid-in capital ............................................................................. $3,058,930,828
Total distributable earnings (losses) ............................................................. (70,025,887)
Net assets, at value ................................................................. $2,988,904,941

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Templeton
World Fund
Class A:
Net assets, at value ....................................................................... $2,831,843,618
Shares outstanding ........................................................................ 222,717,959
Net asset value per share
a
.................................................................. $12.71
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.45
Class C:
Net assets, at value ....................................................................... $18,630,370
Shares outstanding ........................................................................ 1,529,366
Net asset value and maximum offering price per share
a
............................................. $12.18
Class R6:
Net assets, at value ....................................................................... $38,884,886
Shares outstanding ........................................................................ 3,065,284
Net asset value and maximum offering price per share ............................................. $12.69
Advisor Class:
Net assets, at value ....................................................................... $99,546,067
Shares outstanding ........................................................................ 7,838,672
Net asset value and maximum offering price per share ............................................. $12.70
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the year ended August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $5,336,069)
Unaffiliated issuers ........................................................................ $71,974,423
Interest:
Unaffiliated issuers ........................................................................ 2,141,640
Total investment income ................................................................... 74,116,063
Expenses:
Management fees (Note 3 a ) ................................................................... 21,971,271
Distribution fees: (Note 3c )
Class A ................................................................................ 7,187,274
Class C ................................................................................ 242,344
Transfer agent fees: (Note 3e )
Class A ................................................................................ 2,515,901
Class C ................................................................................ 20,317
Class R6 ............................................................................... 24,369
Advisor Class ............................................................................ 90,089
Custodian fees (Note 4 ) ...................................................................... 364,853
Reports to shareholders ...................................................................... 206,744
Registration and filing fees .................................................................... 114,313
Professional fees ........................................................................... 167,329
Trustees' fees and expenses .................................................................. 181,998
Other .................................................................................... 74,421
Total expenses ......................................................................... 33,161,223
Expenses waived/paid by affiliates (Note 3 f ) .................................................... (12,015)
Net expenses ......................................................................... 33,149,208
Net investment income ................................................................ 40,966,855
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers (net of foreign taxes of $2,496,588) ........................................... (429,023,163)
Foreign currency transactions ................................................................ (6,049,856)
Forward exchange contracts ................................................................. 5,347,366
Net realized gain (loss) .................................................................. (429,725,653)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 605,034,778
Translation of other assets and liabilities denominated in foreign currencies .............................. 2,499,733
Forward exchange contracts ................................................................. (73,723,140)
Change in deferred taxes on unrealized appreciation ............................................... 768,732
Net change in unrealized appreciation (depreciation) ............................................ 534,580,103
Net realized and unrealized gain (loss) ............................................................ 104,854,450
Net increase (decrease) in net assets resulting from operations .......................................... $145,821,305

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Templeton World Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $40,966,855 $77,443,570
Net realized gain (loss) ................................................. (429,725,653) 176,856,296
Net change in unrealized appreciation (depreciation) ........................... 534,580,103 (678,396,695)
Net increase (decrease) in net assets resulting from operations ................ 145,821,305 (424,096,829)
Distributions to shareholders:
Class A ............................................................. (154,280,365) (588,075,823)
Class C ............................................................. (1,156,202) (5,799,689)
Class R6 ............................................................ (2,209,999) (8,222,619)
Advisor Class ........................................................ (5,819,233) (22,790,328)
Total distributions to shareholders .......................................... (163,465,799) (624,888,459)
Capital share transactions: (Note 2 )
Class A ............................................................. (302,268,890) 161,650,576
Class C ............................................................. (9,949,131) (76,313,651)
Class R6 ............................................................ (4,480,810) 5,522,328
Advisor Class ........................................................ (12,145,110) 3,678,515
Total capital share transactions ............................................ (328,843,941) 94,537,768
Net increase (decrease) in net assets ................................... (346,488,435) (954,447,520)
Net assets:
Beginning of year ....................................................... 3,335,393,376 4,289,840,896
End of year ........................................................... $2,988,904,941 $3,335,393,376

Templeton Funds
Notes to Financial Statements
Templeton World Fund
24
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Annual Report
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
World Fund (Fund) is included in this report. The Fund
offers four classes of shares: Class A, Class C, Class R6
and Advisor Class. Class C shares automatically convert to
Class A shares after they have been held for 10 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in time deposits are valued at cost, which
approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at  4 p.m. Eastern time.
At August 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Funds
Notes to Financial Statements
25
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Annual Report
Templeton World Fund
(continued)
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
 When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements
26
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Annual Report
Templeton World Fund
(continued)
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 9 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
August 31, 2020, the Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Funds
Notes to Financial Statements
27
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Annual Report
Templeton World Fund
(continued)
purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements
28
franklintempleton.com
Annual Report
Templeton World Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended August 31,
2020 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 10,921,897 $138,692,097 16,704,222 $243,971,256
Shares issued in reinvestment of distributions .......... 10,423,866 142,494,243 44,873,633 547,458,321
Shares redeemed ............................... (45,423,196) (583,455,230) (45,238,899) (629,779,001)
Net increase (decrease) .......................... (24,077,433) $(302,268,890) 16,338,956 $161,650,576
Class C Shares:
Shares sold ................................... 154,322 1,871,972 371,407 4,966,212
Shares issued in reinvestment of distributions .......... 83,052 1,093,794 461,706 5,438,899
Shares redeemed
a
.............................. (1,060,706) (12,914,897) (5,690,915) (86,718,762)
Net increase (decrease) .......................... (823,333) $(9,949,131) (4,857,802) $(76,313,651)
Class R6 Shares:
Shares sold ................................... 595,082 7,580,152 1,183,321 16,198,465
Shares issued in reinvestment of distributions .......... 89,223 1,214,330 353,599 4,292,695
Shares redeemed ............................... (1,044,860) (13,275,292) (1,099,031) (14,968,832)
Net increase (decrease) .......................... (360,555) $(4,480,810) 437,889 $5,522,328
Advisor Class Shares:
Shares sold ................................... 2,063,507 26,613,673 2,753,462 38,867,356
Shares issued in reinvestment of distributions .......... 380,650 5,188,265 1,566,811 19,052,419
Shares redeemed ............................... (3,467,124) (43,947,048) (3,984,726) (54,241,260)
Net increase (decrease) .......................... (1,022,966) $(12,145,110) 335,547 $3,678,515
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements
29
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Templeton World Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2020, the gross effective investment management fee rate was 0.695% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $43,665
CDSC retained .............................................................................. $2,462
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements
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Templeton World Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2020, the Fund paid transfer agent fees of $2,650,676, of which $1,510,612 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2020.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2020, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2020 and 2019, was as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2020, the Fund deferred late-year ordinary losses of $28,515,247.
At August 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,214,165
Long term ................................................................................ 403,056,405
Total capital loss carryforwards ............................................................... $429,270,570
2020 2019
Distributions paid from:
Ordinary income .......................................................... $132,056,008 $222,455,694
Long term capital gain ...................................................... 31,409,791 402,432,765
$163,465,799 $624,888,459
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements
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Templeton World Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2020, aggregated
$1,470,866,363 and $1,955,443,246, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
At August 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended August 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
Cost of investments .......................................................................... $2,362,223,829
Unrealized appreciation ........................................................................ $593,188,205
Unrealized depreciation ........................................................................ (164,539,976)
Net unrealized appreciation (depreciation) .......................................................... $428,648,229
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement(s) of
Assets and Liabilities
Location Fair Value
Statement(s) of
Assets and Liabilities
Location Fair Value
Templeton World Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 1,398,987 Unrealized depreciation on OTC
forward exchange contracts
$ 44,716,883
Total .................... $1,398,987 $44,716,883
5. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements
32
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Templeton World Fund
(continued)
For the year ended August 31, 2020, the average month end contract value of forward exchange contracts was
$2,266,427,889.
At August 31, 2020, OTC derivative assets and liabilities are as follows:
At August 31, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Templeton World Fund
Foreign exchange contracts ..
Forward exchange contracts $5,347,366 Forward exchange contracts $(73,723,140)
Total .................... $5,347,366 $(73,723,140)
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Derivatives
Templeton World Fund
Forward exchange contracts ............................. $ 1,398,987 $ 44,716,883
Total ............................................. $1,398,987 $44,716,883
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton World Fund
Counterparty
BOFA .................... $279,600 $(279,600) $— $— $—
BZWS ................... 279,866 (279,866) — — —
CITI ..................... 279,008 (279,008) — — —
GSCO ................... — — — — —
HSBK ................... 280,913 (280,913) — — —
UBSW ................... 279,600 (279,600) — — —
Total ................... $1,398,987 $(1,398,987) $— $— $—
$ 1
9. Other Derivative Information
(continued)

Templeton Funds
Notes to Financial Statements
33
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Templeton World Fund
(continued)
At August 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 35.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2020, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton World Fund
Counterparty
BOFA .................... $9,252,231 $(279,600) $— $(8,870,281) $102,350
BZWS ................... 8,786,065 (279,866) — (8,480,000) 26,199
CITI ..................... 8,795,080 (279,008) — (8,300,000) 216,072
GSCO ................... 313,989 — — (313,989) —
HSBK ................... 8,557,728 (280,913) — (6,150,000) 2,126,815
UBSW ................... 9,011,790 (279,600) — (8,732,190) —
Total ................... $44,716,883 $(1,398,987) $— $(40,846,460) $2,471,436
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization.  Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Templeton Funds
Notes to Financial Statements
34
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Annual Report
Templeton World Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 63,130,675 $ — $ 63,130,675
Brazil ............................... 82,195,381 — — 82,195,381
Canada ............................. 12,084,482 — — 12,084,482
China ............................... 47,552,001 71,744,425 — 119,296,426
Denmark ............................ — 47,919,575 — 47,919,575
France .............................. — 103,936,619 — 103,936,619
Germany ............................ — 194,916,643 — 194,916,643
Hong Kong ........................... — 52,363,382 — 52,363,382
Japan ............................... — 520,642,742 — 520,642,742
Luxembourg .......................... — 57,384,082 — 57,384,082
Macau .............................. — 37,409,855 — 37,409,855
Netherlands .......................... 32,537,759 30,834,827 — 63,372,586
South Korea .......................... — 112,223,308 — 112,223,308
Switzerland ........................... — 95,209,878 — 95,209,878
Thailand ............................. — 27,114,138 — 27,114,138
United Kingdom ....................... — 164,305,163 — 164,305,163
United States ......................... 949,367,123 — — 949,367,123
Short Term Investments ................... — 88,000,000 — 88,000,000
Total Investments in Securities ........... $1,123,736,746 $1,667,135,312 $— $2,790,872,058
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,398,987 $ — $ 1,398,987
Total Other Financial Instruments ......... $— $1,398,987 $— $1,398,987
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 44,716,883 — 44,716,883
Total Other Financial Instruments ......... $— $44,716,883 $— $44,716,883
11. Fair Value Measurements
(continued)

Templeton Funds
Notes to Financial Statements
35
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Annual Report
Templeton World Fund
(continued)
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank, Inc.
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
UBSW
UBS AG
Selected Portfolio
FDR Foreign Depositary Receipt

Templeton Funds
Report of Independent Registered Public Accounting Firm
36
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Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton World Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
World Fund (one of the funds constituting Templeton Funds, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)
37
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Annual Report
Templeton World Fund
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $31,409,791 as a long term capital gain dividend for the fiscal year ended August 31, 2020.
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $7,559,995 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended August 31, 2020.
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 13.51% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $61,738,079 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended August 31, 2020. Distributions, including qualified dividend income, paid during calendar year
2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At August 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2020 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Funds
Board Members and Officers
38
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 126 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Funds
39
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1992
and Vice President
since 1996
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since December 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 15 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Robert C. Rosselot (1960) Chief
Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923x
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Funds
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Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON FUNDS
Templeton World Fund
(Fund)
At a meeting held on May 13, 2020 (Meeting), the Board
of Trustees (Board) of Templeton Funds (Trust), including
a majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Templeton Global Advisors Limited (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued introduction of new
funds, reassessment of the fund offerings in response to
the market environment and project initiatives and capital
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs,
as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its
upcoming acquisition of the Legg Mason companies. The

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Annual Report
Board acknowledged the change in leadership at FRI and
the opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FRI, about goals she has for the
company that will benefit the Fund.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended February
29, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional global multi-cap value funds. The Board noted that the Fund’s annualized total
return for the one-, three-, five- and 10-year periods was
below the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund’s higher exposure
to value stocks, which have experienced a period of
historic underperformance, and underweight position in
US stocks, as compared to peers contributed to the Fund’s
relative underperformance. Management also explained
that weightings in particular sectors (such as information
technology, communication services and financials) and
overall stock selection contributed to the Fund’s relative
underperformance. Management further explained that
the Fund has a larger allocation to emerging markets in
comparison to other funds in its peer group, which have
underperformed developed markets in recent years.
Management then discussed with the Board the actions that
are being taken in an effort to address the sources of the
Fund’s underperformance, including steps that have been
taken/are being taken to further diversify the Fund’s portfolio and enhance the Fund’s portfolio risk-reward characteristics in the current environment. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, two
other global multi-cap value funds, six global multi-cap core funds and five global multi-cap growth funds. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were below the median of its Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-
end for FRI. The Board noted that although management

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Shareholder Information
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Annual Report
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
up-front expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity

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Shareholder Information
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Annual Report
risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

102 A 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton World Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Foreign
Fund
A Series of Templeton Funds
August 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended August 31, 2020, global
economic growth weakened significantly as a result of the
novel coronavirus (COVID-19) pandemic and subsequent
economic lockdowns imposed by many governments
around the world. Global stocks advanced during the period,
however, as a result of gains prior to the pandemic combined with increased investor confidence later in the period as
many economies began to reopen. Many central banks
took significant actions to bolster economic growth during
the period. The U.S. Federal Reserve cut the federal funds
target rate range four times to 0.00%–0.25% and initiated
massive quantitative easing measures. The European
Central Bank left its key interest rate unchanged but lowered the deposit rate, resumed buying bonds and announced an
emergency asset purchase plan. In this environment, stocks
in global developed and emerging markets excluding the
U.S. posted positive total returns, as measured by the MSCI
All Country World Index ex USA Index.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Foreign Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Equity Group
This letter reflects our analysis and opinions as of August
31, 2020, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Templeton Foreign Fund
..........................
3
Performance Summary
...........................
7
Your Fund’s Expenses
............................
10
Financial Highlights and Statement of Investments
....
11
Financial Statements
.............................
19
Notes to Financial Statements
.....................
23
Report of Independent Registered
Public Accounting Firm
............................
33
Tax Information
..................................
34
Board Members and Officers
.......................
35
Shareholder Information
..........................
40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Templeton Foreign Fund
This annual report for Templeton Foreign Fund covers the
fiscal year ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in “foreign securities.” These securities are
predominantly equity securities of companies located outside the U.S., including developing markets.
Performance Overview
The Fund’s Class A shares posted a -2.76% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI All Country World Index
(ACWI) ex USA Index, which measures stock performance in
global developed and emerging markets excluding the U.S.,
posted a +8.79% total return.
1
For the 10-year period ended
Aug 31, 2020, the Fund’s Class A shares posted a +37.86%
cumulative total return, compared with the MSCI ACWI
ex USA Index’s +74.71% cumulative total return for the
same period.
1
Please note index performance information
is provided for reference and we do not attempt to track
the index but rather undertake investments on the basis of
fundamental research. You can find more performance data
in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI, advanced during the
12-month period. Stocks gained for the first four months
of the reporting period but fell sharply in early 2020 amid
investor fears of a global economic slowdown due to the
novel coronavirus (COVID-19) pandemic. Such fears drove
many investors to sell equities and buy government bonds,
cash and other investments perceived as safe. During the
last five months of the period, global equities rebounded
due to optimism about easing lockdown restrictions, vaccine
development and government stimulus measures. Despite a
second wave of infections and reintroduction of restrictions, as well as renewed tensions between the U.S. and China,
positive investor sentiment and economic stimulus led global markets higher.
In the U.S., a strong labor market and solid consumer
spending drove economic growth through February
2020. However, pandemic-related restrictions caused stiff
headwinds for the economy, including mass layoffs that
drove the unemployment rate to 14.7% in April.
2
According to
the National Bureau of Economic Research, the longest U.S.
economic expansion in history ended in February 2020, and
the country slipped into a deep recession. Equities began to rebound in the spring amid declining jobless claims, rising
retail sales and optimism about treatments and potential
vaccines for COVID-19. Despite surging summer infection
rates and dampened economic activity, which caused the
second-quarter gross domestic product to decline at a record pace, resilient consumer spending in July and optimism
about an economic rebound led equities higher. However,
gains were concentrated in only a few sectors, including
consumer staples, health care and information technology.
The U.S. Federal Reserve (Fed) lowered the federal funds
target rate twice in late 2019 to a range of 1.50%–1.75%
and implemented two emergency rate cuts in March 2020,
Geographic Composition
8/31/20
% of Total
Net Assets
Asia 45.7%
Europe 36.5%
North America 4.5%
Latin America & Caribbean 2.2%
Australia & New Zealand 0.4%
Short-Term Investments & Other Net Assets 10.7%
1. Source: Morningstar. As of 8/31/20, the Fund’s Class A 10-year average annual total return not including the maximum sales charge was +3.26%, compared with the MSCI
ACWI ex USA Index’s 10-year average annual total return of +5.74%.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

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Annual Report
decreasing the rate to a range of 0.00%–0.25%. The Fed
also enacted sweeping quantitative easing measures aimed
at ensuring credit flows to borrowers and supporting credit
markets with unlimited amounts of bond purchasing. At the
end of the period, the Fed announced a shift in inflation
policy that could mean interest rates will potentially remain low, even amid low unemployment and rising inflation.
In the eurozone, forecasts of a significant contraction
in 2020 mounted as the magnitude of the pandemic’s
economic disruption became apparent. Nevertheless,
European developed market equities, as measured by the
MSCI Europe Index, advanced as some social distancing
restrictions were removed and robust fiscal stimulus
measures led to a significant rebound from the March 2020
lows.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, also
advanced. Generally slow yet stable economic growth
and easing trade tensions between the U.S. and China
benefited the region, until the pandemic and lockdowns in
China and other countries derailed economic growth. Sharp
market declines were followed by a rebound, as economies
reopened, aided by robust stimulus measures and many
health care companies’ continued development of COVID-19
vaccines and treatments.
Emerging market stocks, as measured by the MSCI
Emerging Markets Index, also advanced for the 12-month
period despite steep pandemic-related declines, generally
weaker currencies and lower energy prices, which hurt
emerging market economies reliant on these exports.
During the last five months of the reporting period, however, improving economic activity, higher oil prices and U.S. dollar weakness led emerging markets stocks to post strong gains,
reversing earlier losses.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
Manager’s Discussion
The 12 months under review encompassed a volatile and
challenging period for price-disciplined investors. Market
leadership was concentrated among a handful of the biggest
large-capitalization technology and e-commerce stocks that
saw their market capitalizations and valuations soar to new
records. The period was punctuated by a severe bear market
and global recession stemming from the COVID-19-related
economic shutdown, though official intervention prompted a
quick recovery and the darlings of the first half of the period reasserted their leadership. The market seemed unhealthy
and distorted in our view, divorced as it was from economic
and fundamental realities. In this unique environment, we
identified major risks in both tails of the market. On the
one hand, resilient high-profile stocks traded at elevated
valuations that bode poorly for long-term returns, in our
view. On the other, many optically inexpensive stocks were
comprised of companies that carried excessive balance
sheet and operational risks, in our opinion, and might
struggle to survive a renewed downturn.
Our strategy in this environment has been diversification
amongst different value types, economic exposure and risk
profiles. We reduced exposure to some cyclical sectors
where companies appeared structurally challenged, despite
being optically inexpensive. We also made selective
investments in stocks in economically- and pandemic-
exposed industries that we believe had been oversold. We
were able to increase exposure to more cyclical stocks
for two reasons. First, our fundamental focus allowed us
to confidently assess balance sheet and liquidity risk. And
second, we were simultaneously increasing the Fund’s
defensive exposures by raising cash equivalents including
time deposits in foreign currencies, taking long positions
Top 10 Industries
8/31/20
% of Total
Net Assets
a
Pharmaceuticals 10.6%
Banks 8.6%
Semiconductors & Semiconductor Equipment 5.4%
Metals & Mining 5.3%
Oil, Gas & Consumable Fuels 5.0%
Automobiles 4.2%
Real Estate Management & Development 4.1%
Technology Hardware, Storage & Peripherals 3.3%
Food & Staples Retailing 3.2%
Diversified Financial Services 3.1%

Templeton Foreign Fund
5
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Annual Report
in the Japanese yen (a generally considered global safe
haven), holding uncorrelated assets like precious metals
stocks and rotating more generally into higher quality
companies across a range of sectors. The result, in our view, was a more dynamic, flexible and genuinely diverse value
portfolio. We continue to believe that flexibility, creativity and true diversification within a value framework are appropriate in this extended and uncertain market environment.
Looking at the Fund more closely, relative underperformance
during the period was largely attributable to stock selection in the communication services sector. Luxembourg-based
satellite operator SES (not held at period-end) was the
sector’s biggest laggard, declining after the firm issued
disappointing guidance. An overweight position in the energy sector also detracted during a period when oil prices came
under significant pressure as demand withered during the
pandemic-related economic shutdown and disagreements
on supply management from major producers exacerbated
the imbalance. Within the sector, we have reduced
exposure to firms with excessive operational and financial
leverage in favor of large integrated oil producers whose
attractive dividends and improved capital discipline can help weather a downturn. We are also focused on cost position
and production economics, favoring companies with low
breakeven rates that can self-fund capex and stay cash flow
positive even in a volatile oil price environment.
Turning to contributors, strong stock selection in the utilities sector aided performance, led by German power supplier
E.On. Shares rallied after the firm maintained full-year
guidance despite uncertainty surrounding the coronavirus
pandemic. At the security level, Canadian mine financing firm
Wheaton Precious Metals – a materials sector constituent –
was the Fund’s top contributor during the year, rallying as the price of gold rose to a record high in nominal terms.
From a regional standpoint, stock selection in Asia offset a positive overweight allocation, pressured by weakness in
China and Hong Kong. In Europe, relative weakness in the
UK offset relative strength in Spain and the Netherlands.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended August 31, 2020, the U.S. dollar
declined in value relative to most currencies. As a result, the
Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S.
currency exposure. However, one cannot expect the same
result in future periods.
Top 10 Holdings
8/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Takeda Pharmaceutical Co. Ltd. 3.4%
Pharmaceuticals, Japan
Samsung Electronics Co. Ltd. 3.3%
Technology Hardware, Storage & Peripherals,
South Korea
Bayer AG 3.2%
Pharmaceuticals, Germany
Taiwan Semiconductor Manufacturing Co. Ltd. 3.0%
Semiconductors & Semiconductor Equipment,
Taiwan
Berkshire Hathaway, Inc. 2.6%
Diversified Financial Services, United States
NXP Semiconductors NV 2.4%
Semiconductors & Semiconductor Equipment,
Netherlands
CK Hutchison Holdings Ltd. 2.3%
Industrial Conglomerates, United Kingdom
Wheaton Precious Metals Corp. 2.2%
Metals & Mining, Brazil
KB Financial Group, Inc. 2.2%
Banks, South Korea
Sanofi 2.0%
Pharmaceuticals, France
Top 10 Countries
8/31/20
a
% of Total
Net Assets
a a
Japan 24.4%
United Kingdom 9.3%
Germany 8.0%
Netherlands 7.3%
South Korea 6.5%
Hong Kong 4.9%
China 4.5%
France 4.4%
United States 3.8%
Taiwan 3.0%

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Annual Report
Thank you for your continued participation in Templeton
Foreign Fund. We look forward to serving your future
investment needs.
Christopher James Peel, CFA
Herbert J. Arnett, Jr.
Peter M. Moeschter, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute

Performance Summary as of August 31, 2020
Templeton Foreign Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -2.76% -8.05%
5-Year +2.70% -0.59%
10-Year +37.86% +2.68%
Advisor
1-Year -2.57% -2.57%
5-Year +3.89% +0.77%
10-Year +41.36% +3.52%
See page 9 for Performance Summary footnotes.

Templeton Foreign Fund
Performance Summary
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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/10
–
8/31/20)
Advisor Class
(9/1/10
–
8/31/20)

Templeton Foreign Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically.
Current political uncertainty concerning the economic consequences of the departure of the United Kingdom from the European Union may increase market volatility. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 12/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets, excluding the U.S.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Share Class
Net Investment
Income
A $0.2408
C $0.1708
R $0.2253
R6 $0.2721
Advisor $0.2581
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.15%
Advisor 0.85% 0.90%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $979.50 $5.49 $1,019.59 $5.61 1.10%
C $1,000 $976.30 $9.19 $1,015.84 $9.37 1.85%
R $1,000 $977.50 $6.73 $1,018.33 $6.87 1.35%
R6 $1,000 $980.80 $3.41 $1,021.70 $3.48 0.68%
Advisor $1,000 $979.20 $4.25 $1,020.84 $4.34 0.85%

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.61 $7.69 $7.81 $6.87 $6.74
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.19 0.12 0.11 0.11
Net realized and unrealized gains (losses) ........... (0.25) (1.09) (0.13) 0.96 0.11
Total from investment operations .................... (0.15) (0.90) (0.01) 1.07 0.22
Less distributions from:
Net investment income .......................... (0.24) (0.18) (0.11) (0.13) (0.09)
Net realized gains ............................. — — — — (—)
c
Total distributions ............................... (0.24) (0.18) (0.11) (0.13) (0.09)
Net asset value, end of year ....................... $6.22 $6.61 $7.69 $7.81 $6.87
Total return
d
................................... (2.76)% (11.73)% (0.15)% 15.83% 3.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.15% 1.16% 1.21% 1.22%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.08% 1.11%
e
1.21%
e,f
1.22%
e,f
Net investment income ........................... 1.55% 2.69% 1.54% 1.55% 1.66%
Supplemental data
Net assets, end of year (000’s) ..................... $1,766,365 $2,395,260 $2,929,181 $3,287,394 $3,644,336
Portfolio turnover rate ............................ 42.37% 30.81% 23.01% 42.56% 22.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.54 $7.49 $7.60 $6.69 $6.56
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.12 0.06 0.05 0.06
Net realized and unrealized gains (losses) ........... (0.25) (1.05) (0.12) 0.94 0.11
Total from investment operations .................... (0.20) (0.93) (0.06) 0.99 0.17
Less distributions from:
Net investment income .......................... (0.17) (0.02) (0.05) (0.08) (0.04)
Net realized gains ............................. — — — — (—)
c
Total distributions ............................... (0.17) (0.02) (0.05) (0.08) (0.04)
Net asset value, end of year ....................... $6.17 $6.54 $7.49 $7.60 $6.69
Total return
d
................................... (3.42)% (12.40)% (0.79)% 14.92% 2.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.94% 1.90% 1.91% 1.96% 1.97%
Expenses net of waiver and payments by affiliates ....... 1.85% 1.83% 1.86%
e
1.96%
e,f
1.97%
e,f
Net investment income ........................... 0.81% 1.94% 0.79% 0.80% 0.91%
Supplemental data
Net assets, end of year (000’s) ..................... $54,093 $87,160 $281,640 $346,032 $397,512
Portfolio turnover rate ............................ 42.37% 30.81% 23.01% 42.56% 22.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended August 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.47 $7.53 $7.65 $6.73 $6.61
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.17 0.10 0.09 0.09
Net realized and unrealized gains (losses) ........... (0.24) (1.07) (0.12) 0.94 0.10
Total from investment operations .................... (0.16) (0.90) (0.02) 1.03 0.19
Less distributions from:
Net investment income .......................... (0.23) (0.16) (0.10) (0.11) (0.07)
Net realized gains ............................. — — — — (—)
c
Total distributions ............................... (0.23) (0.16) (0.10) (0.11) (0.07)
Net asset value, end of year ....................... $6.08 $6.47 $7.53 $7.65 $6.73
Total return .................................... (3.03)% (11.96)% (0.32)% 15.57% 3.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.44% 1.40% 1.41% 1.46% 1.47%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.33% 1.36%
d
1.46%
d,e
1.47%
d,e
Net investment income ........................... 1.33% 2.44% 1.29% 1.30% 1.41%
Supplemental data
Net assets, end of year (000’s) ..................... $109,187 $127,546 $148,638 $153,516 $159,802
Portfolio turnover rate ............................ 42.37% 30.81% 23.01% 42.56% 22.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.51 $7.58 $7.70 $6.78 $6.66
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.22 0.15 0.16 0.14
Net realized and unrealized gains (losses) ........... (0.24) (1.08) (0.12) 0.93 0.11
Total from investment operations .................... (0.12) (0.86) 0.03 1.09 0.25
Less distributions from:
Net investment income .......................... (0.27) (0.21) (0.15) (0.17) (0.13)
Net realized gains ............................. — — — — (—)
c
Total distributions ............................... (0.27) (0.21) (0.15) (0.17) (0.13)
Net asset value, end of year ....................... $6.12 $6.51 $7.58 $7.70 $6.78
Total return .................................... (2.38)% (11.34)% 0.24% 16.52% 3.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.77% 0.73% 0.74% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.70% 0.68% 0.68%
d
0.73%
d
0.72%
d,e
Net investment income ........................... 1.96% 3.09% 1.97% 2.03% 2.16%
Supplemental data
Net assets, end of year (000’s) ..................... $594,452 $906,474 $1,496,328 $1,757,902 $880,092
Portfolio turnover rate ............................ 42.37%
f
30.81% 23.01% 42.56% 22.89%
f
Excludes the value of portfolio securities received as a result of a subscription in-kind. See Note 11.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.51 $7.58 $7.70 $6.78 $6.66
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.20 0.14 0.13 0.12
Net realized and unrealized gains (losses) ........... (0.24) (1.07) (0.12) 0.94 0.11
Total from investment operations .................... (0.13) (0.87) 0.02 1.07 0.23
Less distributions from:
Net investment income .......................... (0.26) (0.20) (0.14) (0.15) (0.11)
Net realized gains ............................. — — — — (—)
c
Total distributions ............................... (0.26) (0.20) (0.14) (0.15) (0.11)
Net asset value, end of year ....................... $6.12 $6.51 $7.58 $7.70 $6.78
Total return .................................... (2.57)% (11.53)% 0.16% 16.10% 3.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.90% 0.91% 0.96% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.85% 0.83% 0.86%
d
0.96%
d,e
0.97%
d,e
Net investment income ........................... 1.79% 2.94% 1.79% 1.80% 1.91%
Supplemental data
Net assets, end of year (000’s) ..................... $857,179 $857,482 $1,627,827 $1,717,937 $1,125,431
Portfolio turnover rate ............................ 42.37% 30.81% 23.01% 42.56% 22.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Statement of Investments, August 31, 2020
Templeton Foreign Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks 89.3%
Australia 0.4%
Downer EDI Ltd. ................. Commercial Services & Supplies 4,344,020 $ 14,361,785
Belgium 0.5%
a
Galapagos NV .................. Biotechnology 135,550 18,197,897
a
Brazil 2.2%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,387,641 74,128,123
Canada 0.7%
Husky Energy, Inc. ............... Oil, Gas & Consumable Fuels 6,964,335 23,552,697
China 4.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,353,290 48,711,786
a
Baidu, Inc., ADR ................. Interactive Media & Services 437,438 54,491,652
Sinopec Engineering Group Co. Ltd., H Construction & Engineering 53,179,380 23,559,203
Sinopharm Group Co. Ltd., H ....... Health Care Providers & Services 10,403,069 25,544,254
152,306,895
Denmark 0.6%
AP Moller - Maersk A/S, B .......... Marine 13,658 20,927,466
France 4.4%
Cie Generale des Etablissements
Michelin SCA .................. Auto Components 478,220 54,160,702
a
Dassault Aviation SA .............. Aerospace & Defense 29,680 26,883,247
Sanofi ......................... Pharmaceuticals 662,306 67,081,328
148,125,277
Germany 8.0%
Bayer AG ...................... Pharmaceuticals 1,611,842 107,202,416
Bayerische Motoren Werke AG ...... Automobiles 679,583 48,968,421
b,c
Covestro AG, 144A, Reg S ......... Chemicals 645,759 30,784,648
E.ON SE ....................... Multi-Utilities 5,693,589 67,430,934
Siemens AG .................... Industrial Conglomerates 121,128 16,783,473
271,169,892
Hong Kong 4.9%
AIA Group Ltd. .................. Insurance 6,377,332 65,334,639
CK Asset Holdings Ltd. ............ Real Estate Management & Development 11,737,636 63,708,713
Swire Pacific Ltd., A .............. Real Estate Management & Development 4,628,592 25,204,674
Value Partners Group Ltd. .......... Capital Markets 22,084,479 10,111,777
164,359,803
India 1.7%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 2,238,490 56,104,480
Japan 24.4%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 1,873,484 62,333,871
Honda Motor Co. Ltd. ............. Automobiles 1,442,535 36,728,643
Isuzu Motors Ltd. ................ Automobiles 5,596,186 55,300,118
Kirin Holdings Co. Ltd. ............ Beverages 3,275,401 64,395,453
Komatsu Ltd. ................... Machinery 1,909,447 41,577,358
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 1,477,124 51,776,422
Mitsui Fudosan Co. Ltd. ........... Real Estate Management & Development 2,714,683 49,113,287
Nippon Television Holdings, Inc. ..... Media 1,135,496 13,396,422
Seria Co. Ltd. ................... Multiline Retail 778,437 34,424,810
Sony Corp. ..................... Household Durables 676,490 52,977,148
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,834,193 55,958,232

Templeton Funds
Statement of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. . Banks 1,817,763 $ 53,456,699
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,543,699 57,452,704
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 3,119,640 116,333,675
Tokyo Broadcasting System Holdings,
Inc. ......................... Media 1,244,108 21,489,254
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 253,200 2,035,705
Tosoh Corp. .................... Chemicals 1,668,581 24,687,299
Toyota Industries Corp. ............ Auto Components 542,036 31,488,670
824,925,770
Luxembourg 1.4%
a
ArcelorMittal SA ................. Metals & Mining 3,864,382 48,676,474
a
Netherlands 7.3%
EXOR NV ...................... Diversified Financial Services 305,979 18,045,390
b,c
Flow Traders, 144A, Reg S ......... Capital Markets 891,815 35,118,693
a
ING Groep NV .................. Banks 5,940,645 48,485,914
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 640,168 80,507,528
SBM Offshore NV ................ Energy Equipment & Services 3,753,945 64,774,033
246,931,558
Norway 1.8%
Equinor ASA .................... Oil, Gas & Consumable Fuels 3,695,145 59,788,977
Portugal 1.0%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 3,282,907 35,250,897
South Korea 6.5%
KB Financial Group, Inc. ........... Banks 2,449,027 76,005,946
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,467,300 112,065,026
Shinhan Financial Group Co. Ltd. .... Banks 1,246,900 31,043,583
219,114,555
Spain 0.2%
a
Tecnicas Reunidas SA ............ Energy Equipment & Services 460,913 5,887,043
a
Switzerland 2.0%
Roche Holding AG ............... Pharmaceuticals 193,404 67,652,659
Taiwan 3.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 6,886,510 100,239,915
Thailand 0.7%
Kasikornbank PCL ............... Banks 8,155,140 22,204,837
United Kingdom 9.3%
BAE Systems plc ................ Aerospace & Defense 6,452,250 44,786,998
BP plc ......................... Oil, Gas & Consumable Fuels 14,233,472 49,651,877
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 11,680,836 76,394,783
Imperial Brands plc ............... Tobacco 3,181,295 53,072,843
a
Standard Chartered plc ............ Banks 11,407,711 59,444,663
Vodafone Group plc .............. Wireless Telecommunication Services 21,216,149 31,104,553
314,455,717
United States 3.8%
Avnet, Inc. ..................... Electronic Equipment, Instruments &
Components 979,770 26,953,473
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 402,541 87,770,040

Templeton Funds
Statement of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
See Abbreviations on page 32.
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 7,527 $ 14,379,957
ManpowerGroup , Inc. ............. Professional Services 4,656 341,331
129,444,801
Total Common Stocks (Cost $2,921,287,386) ....................................
3,017,807,518
Short Term Investments 4.8%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 4.8%
Canada 2.0%
National Bank of Canada, 0.05%,
9/01/20 ...................... 8,000,000 8,000,000
Royal Bank of Canada, 0.06%, 9/01/20 60,000,000 60,000,000
France 2.8%
BNP Paribas SA, 0.07%, 9/01/20 ..... 95,000,000 95,000,000
Total Time Deposits (Cost $163,000,000) .......................................
163,000,000
a a a a a
Total Short Term Investments (Cost $163,000,000 ) ...............................
163,000,000
a a a
a
Total Investments (Cost $3,084,287,386) 94.1% ..................................
$3,180,807,518
Other Assets, less Liabilities 5.9% .............................................
200,469,513
Net Assets 100.0% ...........................................................
$3,381,277,031
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $65,903,341, representing 1.9% of net assets.
c
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2020, the aggregate value of these securities was $65,903,341, representing 1.9% of net assets.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Templeton
Foreign Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,084,287,386
Value - Unaffiliated issuers .................................................................. $3,180,807,518
Cash .................................................................................... 430,311
Foreign currency, at value (cost $ 183,275,803 ) ..................................................... 186,725,272
Receivables:
Investment securities sold ................................................................... 2,239,176
Capital shares sold ........................................................................ 9,155,497
Dividends and interest ..................................................................... 14,664,497
European Union tax reclaims ................................................................ 6,212,213
Other assets .............................................................................. 2,352
Total assets .......................................................................... 3,400,236,836
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,168,874
Capital shares redeemed ................................................................... 14,301,550
Management fees ......................................................................... 1,851,126
Distribution fees .......................................................................... 467,020
Transfer agent fees ........................................................................ 67,316
Deferred tax ............................................................................... 448,926
Accrued expenses and other liabilities ........................................................... 654,993
Total liabilities ......................................................................... 18,959,805
Net assets, at value ................................................................. $3,381,277,031
Net assets consist of:
Paid-in capital ............................................................................. $4,100,634,560
Total distributable earnings (losses) ............................................................. (719,357,529)
Net assets, at value ................................................................. $3,381,277,031

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Foreign Fund
Class A:
Net assets, at value ....................................................................... $1,766,365,273
Shares outstanding ........................................................................ 283,895,991
Net asset value per share
a
.................................................................. $6.22
Maximum offering price per share (net asset value per share ÷ 94 .50% ) ................................ $6.58
Class C:
Net assets, at value ....................................................................... $54,093,173
Shares outstanding ........................................................................ 8,773,760
Net asset value and maximum offering price per share
a
............................................. $6.17
Class R:
Net assets, at value ....................................................................... $109,187,371
Shares outstanding ........................................................................ 17,951,625
Net asset value and maximum offering price per share ............................................. $6.08
Class R6:
Net assets, at value ....................................................................... $594,452,481
Shares outstanding ........................................................................ 97,157,098
Net asset value and maximum offering price per share ............................................. $6.12
Advisor Class:
Net assets, at value ....................................................................... $857,178,733
Shares outstanding ........................................................................ 139,959,919
Net asset value and maximum offering price per share ............................................. $6.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the year ended August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Templeton
Foreign Fund
Investment income:
Dividends: (net of foreign taxes of $12,102,917)
Unaffiliated issuers ........................................................................ $100,162,167
Interest:
Unaffiliated issuers ........................................................................ 1,572,180
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 11,001
Non-controlled affiliates (Note 3 f ) ............................................................. 682
Total investment income ................................................................... 101,746,030
Expenses:
Management fees (Note 3 a ) ................................................................... 26,519,456
Distribution fees: (Note 3c )
Class A ................................................................................ 5,370,403
Class C ................................................................................ 700,261
Class R ................................................................................ 589,639
Transfer agent fees: (Note 3e )
Class A ................................................................................ 4,232,390
Class C ................................................................................ 136,998
Class R ................................................................................ 233,046
Class R6 ............................................................................... 424,881
Advisor Class ............................................................................ 1,401,348
Custodian fees (Note 4 ) ...................................................................... 534,639
Reports to shareholders ...................................................................... 590,137
Registration and filing fees .................................................................... 121,195
Professional fees ........................................................................... 165,369
Trustees' fees and expenses .................................................................. 221,872
Other .................................................................................... 70,007
Total expenses ......................................................................... 41,311,641
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (3,404,032)
Net expenses ......................................................................... 37,907,609
Net investment income ................................................................ 63,838,421
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (492,630,222)
Written options ........................................................................... 920,265
Foreign currency transactions ................................................................ (7,976,604)
Net realized gain (loss) .................................................................. (499,686,561)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 349,061,887
Translation of other assets and liabilities denominated in foreign currencies .............................. 4,999,700
Change in deferred taxes on unrealized appreciation ............................................... (448,926)
Net change in unrealized appreciation (depreciation) ............................................ 353,612,661
Net realized and unrealized gain (loss) ............................................................ (146,073,900)
Net increase (decrease) in net assets resulting from operations .......................................... $(82,235,479)

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Templeton Foreign Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $63,838,421 $155,694,905
Net realized gain (loss) ................................................. (499,686,561) (43,002,011)
Net change in unrealized appreciation (depreciation) ........................... 353,612,661 (771,601,065)
Net increase (decrease) in net assets resulting from operations ................ (82,235,479) (658,908,171)
Distributions to shareholders:
Class A ............................................................. (79,858,470) (68,150,133)
Class C ............................................................. (1,948,865) (366,884)
Class R ............................................................. (4,201,944) (3,143,046)
Class R6 ............................................................ (35,631,273) (42,923,315)
Advisor Class ........................................................ (28,374,973) (34,608,197)
Total distributions to shareholders .......................................... (150,015,525) (149,191,575)
Capital share transactions: (Note 2 )
Class A ............................................................. (507,216,275) (130,959,980)
Class C ............................................................. (29,035,746) (173,447,242)
Class R ............................................................. (11,200,337) (443,226)
Class R6 ............................................................ (247,767,572) (407,314,077)
Advisor Class ........................................................ 34,825,853 (589,427,189)
Total capital share transactions ............................................ (760,394,077) (1,301,591,714)
Net increase (decrease) in net assets ................................... (992,645,081) (2,109,691,460)
Net assets:
Beginning of year ....................................................... 4,373,922,112 6,483,613,572
End of year ........................................................... $3,381,277,031 $4,373,922,112

Templeton Funds

franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Foreign Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Foreign Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at  4 p.m. Eastern time.
At August 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund
(continued)
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton Foreign Fund
(continued)
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
August 31, 2020, the Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended August 31,
2020 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 69,357,092 $423,459,874 60,076,607 $431,602,364
Shares issued in reinvestment of distributions .......... 10,008,404 72,260,672 9,160,942 60,462,214
Shares redeemed ............................... (157,643,462) (1,002,936,821) (87,887,100) (623,024,558)
Net increase (decrease) .......................... (78,277,966) $(507,216,275) (18,649,551) $(130,959,980)
Class C Shares:
Shares sold ................................... 1,009,042 6,191,651 1,767,261 12,393,197
Shares issued in reinvestment of distributions .......... 254,680 1,833,698 53,121 349,007
Shares redeemed
a
.............................. (5,809,614) (37,061,095) (26,108,139) (186,189,446)
Net increase (decrease) .......................... (4,545,892) $(29,035,746) (24,287,757) $(173,447,242)
Class R Shares:
Shares sold ................................... 3,392,420 20,676,976 4,996,574 34,848,635
Shares issued in reinvestment of distributions .......... 582,573 4,118,799 456,753 2,955,188
Shares redeemed ............................... (5,730,365) (35,996,112) (5,4 85,518) (38,247,049)
Net increase (decrease) .......................... (1,755,372) $(11,200,337) (32,191) $(443,226)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2020, the gross effective investment management fee rate was 0.695% of the Fund’s average daily net assets.
Year Ended August 31,
2020 2019
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 26,657,151 166,908,516 51,021,196 358,593,724
Shares sold in-ki nd (Note 11) ...................... 4,415,123 25,960,926 — —
Shares issued in reinvestment of distributions .......... 4,730,244 33,490,128 6,213,456 40,263,197
Shares redeemed ............................... (77,893,716) (474,127,142) (115,369,383) (806,170,998)
Net increase (decrease) .......................... (42,091,198) $(247,767,572) (58,134,731) $(407,314,077)
Advisor Class Shares:
Shares sold ................................... 73,215,449 446,263,258 54,889,039 383,794,530
Shares issued in reinvestment of distributions .......... 3,669,165 26,051,069 4,889,130 31,730,455
Shares redeemed ............................... (68,556,435) (437,488,474) (142,845,936) (1,004,952,174)
Net increase (decrease) .......................... 8,328,179 $34,825,853 (83,067,767) $(589,427,189)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund
(continued)
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2020, the Fund paid transfer agent fees of $6,428,663, of which $2,176,458 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2020, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $123,309
CDSC retained .............................................................................. $10,979
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund do
not exceed 0.85%, and for Class R6 do not exceed 0.70%, based on the average net assets of each class until December 31,
2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to January 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
0.69% based on the average net assets of the class.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2020, there were no credit earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2020 and 2019, was as follows:
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $19,455,097 $(19,455,097) $ — $ — $ — — $ 682
Total Affiliated Securities .... $— $19,455,097 $(19,455,097) $— $— $— $682
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $58,793,713
Long term ................................................................................ 739,809,912
Total capital loss carryforwards ............................................................... $798,603,625
2020 2019
Distributions paid from:
Ordinary income .......................................................... $150,015,525 $149,191,575
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund
(continued)
At August 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of EU reclaims, wash sales and passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended August 31,
2020, aggregated $1,474,124,043 and $2,455,646,636, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
For the year ended August 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
Cost of investments .......................................................................... $3,145,816,523
Unrealized appreciation ........................................................................ $491,469,429
Unrealized depreciation ........................................................................ (456,478,434)
Net unrealized appreciation (depreciation) .......................................................... $34,990,995
Distributable earnings:
Undistributed ordinary income ................................................................... $34,368,627
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Templeton Foreign Fund
Equity Contracts ...........
Written options $920,265 Written options $—
5. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund
(continued)
For the year ended August 31, 2020, the average month end notional amount of options contracts represented 35,403 shares.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2020, the Fund did not use the
Global Credit Facility.
11. Subscription In-Kind
On June 19, 2020, certain shareholders purchased Class R6 shares of Templeton Foreign Fund. The portfolio securities were received primarily by means of a subscription in-kind in exchange for shares of the Fund. Portfolio securities were transferred as detailed below:
*This amount includes cash of $6,339,296 associated with the subscription in-kind.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value Type
$25,960,926* Subscription in-kind
9. Other Derivative Information
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 14,361,785 $ — $ 14,361,785
Belgium ............................. — 18,197,897 — 18,197,897
Brazil ............................... 74,128,123 — — 74,128,123
Canada ............................. 23,552,697 — — 23,552,697
China ............................... 54,491,652 97,815,243 — 152,306,895
Denmark ............................ — 20,927,466 — 20,927,466
France .............................. — 148,125,277 — 148,125,277
Germany ............................ — 271,169,892 — 271,169,892
Hong Kong ........................... — 164,359,803 — 164,359,803
India ................................ — 56,104,480 — 56,104,480
Japan ............................... — 824,925,770 — 824,925,770
Luxembourg .......................... — 48,676,474 — 48,676,474
Netherlands .......................... 115,626,221 131,305,337 — 246,931,558
Norway .............................. — 59,788,977 — 59,788,977
Portugal ............................. — 35,250,897 — 35,250,897
South Korea .......................... — 219,114,555 — 219,114,555
Spain ............................... — 5,887,043 — 5,887,043
Switzerland ........................... — 67,652,659 — 67,652,659
Taiwan .............................. — 100,239,915 — 100,239,915
Thailand ............................. — 22,204,837 — 22,204,837
United Kingdom ....................... — 314,455,717 — 314,455,717
United States ......................... 129,444,801 — — 129,444,801
Short Term Investments ................... — 163,000,000 — 163,000,000
Total Investments in Securities ........... $397,243,494 $2,783,564,024 $— $3,180,807,518
Selected Portfolio
ADR American Depositary Receipt
12. Fair Value Measurements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton Foreign Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Foreign Fund (one of the funds constituting Templeton Funds, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Foreign Fund
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $74,791,048 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended August 31, 2020. Distributions, including qualified dividend income, paid during calendar year
2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At August 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2020 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 126 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Funds

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Funds

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1992
and Vice President
since 1996
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since December 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

Templeton Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 15 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Robert C. Rosselot (1960) Chief
Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923x
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Interested Board Members and Officers
(continued)

Templeton Funds

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Funds
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON FUNDS
Templeton Foreign Fund
(Fund)
At a meeting held on May 13, 2020 (Meeting), the Board
of Trustees (Board) of Templeton Funds (Trust), including
a majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Templeton Global Advisors Limited (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued introduction of new
funds, reassessment of the fund offerings in response to
the market environment and project initiatives and capital
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs,
as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its
upcoming acquisition of the Legg Mason companies. The

Templeton Funds
Shareholder Information

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Annual Report
Board acknowledged the change in leadership at FRI and
the opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FRI, about goals she has for the
company that will benefit the Fund.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended February
29, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional international multi-cap value funds. The Board noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The
Board discussed this performance with management and
management explained that, even though the Fund’s peer
group is comprised of multi-cap value funds, the Fund’s
Performance Universe is more skewed toward growth,
which has negatively impacted the Fund’s relative returns
during a period of historic and sustained outperformance
of growth over value investing strategies. Management
also explained that the Fund has a larger allocation to
emerging markets in comparison to some of the other funds
in the Performance Universe, which have underperformed
developed markets in recent years. Management further
explained that over the one-, three- and five-year periods,
the Fund’s underperformance has largely been attributable
to stock selection in the consumer discretionary, energy,
financials, health care and industrials. Management
then discussed with the Board the actions that are being
taken in an effort to address the sources of the Fund’s
underperformance, including steps that have been taken/
are being taken to further diversify the Fund’s portfolio and enhance the Fund’s portfolio risk-reward characteristics
in the current environment. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each of the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund, two
other international multi-cap value funds, four international multi-cap growth funds and four international multi-cap
core funds. The Board noted that the Management Rate
and actual total expense ratio for the Fund were below
the medians and in the first quintile (least expensive) of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable. In doing so, the
Board noted the Fund’s actual total expense ratio reflected a fee waiver from management.
Profitability

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Annual Report
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
up-front expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for

Templeton Funds
Shareholder Information

franklintempleton.com
Annual Report
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

104 A 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Foreign Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

1
Annual Report
ANNUAL REPORT
Templeton International Climate Change Fund
This annual report for Templeton International Climate
Change Fund covers the fiscal year ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks total return over the longer term by investing in the equity securities of companies we believe are both
undervalued and meet the Fund’s standards for transitioning
to a lower carbon economy. Under normal market conditions,
the Fund invests at least 80% of its net assets in “non-U.S.
securities,” as defined in the prospectus. These securities
are predominantly equity securities of companies located
outside the U.S., including developing markets.
Performance Overview
The Fund’s Advisor Class shares posted a +23.70%
cumulative total return for the 12 months under review. In
comparison, the Fund’s benchmark, the MSCI All Country
World Index (ACWI) ex USA Index, which measures
stock performance in global developed and emerging
markets excluding the U.S., posted a +8.79% total return.
1
Please note index performance information is provided
for reference and we do not attempt to track the index but
rather undertake investments on the basis of fundamental
research. You can find more performance data in the
Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI, advanced during the
12-month period. Stocks gained for the first four months
of the reporting period but fell sharply in early 2020 amid
investor fears of a global economic slowdown due to the
novel coronavirus (COVID-19) pandemic. Such fears drove
many investors to sell equities and buy government bonds,
cash and other investments perceived as safe. During the
last five months of the period, global equities rebounded due to optimism about easing lockdown restrictions,
vaccine development and government stimulus measures.
Despite a second wave of infections and reintroduction
of restrictions, as well as renewed tensions between the
U.S. and China, positive investor sentiment and economic
stimulus led global markets higher.
In the U.S., a strong labor market and solid consumer
spending drove economic growth through February
2020. However, pandemic-related restrictions caused stiff
headwinds for the economy, including mass layoffs that
drove the unemployment rate to 14.7% in April.
2
According to
the National Bureau of Economic Research, the longest U.S.
economic expansion in history ended in February 2020, and
the country slipped into a deep recession. Equities began to rebound in the spring amid declining jobless claims, rising
retail sales and optimism about treatments and potential
vaccines for COVID-19. Despite surging summer infection
rates and dampened economic activity, which caused the
second-quarter gross domestic product to decline at a record pace, resilient consumer spending in July and optimism
about an economic rebound led equities higher. However,
gains were concentrated in only a few sectors, including
consumer staples, health care and information technology.
The U.S. Federal Reserve (Fed) lowered the federal funds
target rate twice in late 2019 to a range of 1.50%–1.75%
and implemented two emergency rate cuts in March 2020,
decreasing the rate to a range of 0.00%–0.25%. The Fed
also enacted sweeping quantitative easing measures aimed
at ensuring credit flows to borrowers and supporting credit
markets with unlimited amounts of bond purchasing. At the
Geographic Composition
8/31/20
% of Total
Net Assets
Europe 65.7%
Asia 29.3%
Latin America & Caribbean 0.6%
Short-Term Investments & Other Net Assets 4.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
10
.

Templeton International Climate Change Fund
2
Annual Report
end of the period, the Fed announced a shift in inflation
policy that could mean interest rates will potentially remain low, even amid low unemployment and rising inflation.
In the eurozone, forecasts of a significant contraction
in 2020 mounted as the magnitude of the pandemic’s
economic disruption became apparent. Nevertheless,
European developed market equities, as measured by the
MSCI Europe Index, advanced as some social distancing
restrictions were removed and robust fiscal stimulus
measures led to a significant rebound from the March 2020
lows.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, also
advanced. Generally slow yet stable economic growth
and easing trade tensions between the U.S. and China
benefited the region, until the pandemic and lockdowns in
China and other countries derailed economic growth. Sharp
market declines were followed by a rebound, as economies
reopened, aided by robust stimulus measures and many
health care companies’ continued development of COVID-19
vaccines and treatments.
Emerging market stocks, as measured by the MSCI
Emerging Markets Index, also advanced for the 12-month
period despite steep pandemic-related declines, generally
weaker currencies and lower energy prices, which hurt
emerging market economies reliant on these exports.
During the last five months of the reporting period, however, improving economic activity, higher oil prices and U.S. dollar weakness led emerging markets stocks to post strong gains,
reversing earlier losses.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach to select attractively valued
companies preparing for a transition to a lower carbon
economy and that meet our climate change criteria. We
focus on the market price of the company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. Our analysis
includes an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider a company’s price/earnings ratio, price/cash flow
ratio, profit margins and liquidation value.
Manager’s Discussion
Despite a challenging environment for value investors,
the fund significantly outperformed its benchmark, the
MSCI ACWI ex USA Index, for the 12-month period.
Stock selection in the industrials and utilities sectors
contributed significantly to relative performance, as did an underweighting in the financials sector.
Spain-based Siemens Gamesa Renewable Energy, the
world’s largest offshore wind turbine manufacturer, was
the top contributor to industrials sector relative returns.
We still see attractive growth in the industry, with potential for profit margin improvement from current levels over the
forecast period. Moreover, in our view, the company remains
well positioned with the largest exposure to offshore wind,
which offers the greatest growth. We see further upside as
Siemens Gamesa executes on its large offshore backlog and
delivers improving margins.
Denmark-based Vestas Wind Systems, the largest
manufacturer of onshore wind turbines globally, also
contributed to relative performance. During the period,
Vestas reported results that surprised on the upside for both revenues and orders. In the industrials sector generally, we have avoided what we considered expensive companies
that fail to reflect the maturity of their business cycles or are excessively optimistic about sustainable growth rates and
returns. Protectionism is a risk as export-oriented capital
goods firms remain at the forefront of trade war rhetoric,
though valuations are beginning to reflect such concerns.
Returns in the utilities sector, a particular point of focus for the Fund, were boosted by Denmark-based Orsted
and German power utility E.ON. Orsted performed well
as the company continued to build out its pipeline of
offshore wind projects, including an expansion into new
Top 10 Industries
8/31/20
% of Total
Net Assets
a
Electrical Equipment 18.4%
Chemicals 11.4%
Semiconductors & Semiconductor Equipment 8.1%
Pharmaceuticals 5.8%
Multi-Utilities 4.6%
Containers & Packaging 4.4%
Food Products 4.2%
Household Durables 4.2%
Electronic Equipment, Instruments &
Components 4.1%
Industrial Conglomerates 3.4%

Templeton International Climate Change Fund
3
Annual Report
markets in Asia and North America. E.ON’s transition from
a diversified and geographically dispersed operation into
a focused European utility is nearing completion, and we
believe the company should benefit over time from a stable
regulatory environment and lower interest costs once debt is refinanced.
In contrast, stock selection in the communication services
sector and an underweighting in the health care sector
detracted from relative performance for the period.
Singapore Telecommunication (SingTel) is the largest
telecommunication services provider in Singapore and the
second largest in Australia. SingTel’s share price fell due to dividend concerns over the period. U.K.-based multinational
telecommunications conglomerate Vodafone was another
significant communication services detractor. We believe
Vodafone stands to benefit from stabilizing revenue trends
and a cost-cutting program that will rationalize the cost
base and improve profit margins. However, challenges
introduced by COVID-19 have slowed revenue recovery.
These challenges have brought the negative revenue impact
of lower roaming fees, lower fixed-line subscriber growth
and potential loss of small businesses and slower enterprise revenue growth. We believe these will be slightly offset by
high fixed connectivity demand, along with lower operating
costs.
Key health care themes currently include steady demand
growth from aging developed market populations, strong
per-capita health care spending growth in emerging markets,
improving innovation and opportunities for companies
capable of providing low-cost alternatives amid ongoing
pricing pressures. In both the pharmaceuticals and non-
pharmaceuticals spaces, we look for companies with what
we view as undemanding valuations positioned on the right
side of these themes.
Regionally, stock selection in Europe contributed significantly to relative performance for the period. Stock selection in Asia also aided relative performance, although an underweighting
in China and an overweighting in Singapore detracted.
It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance:
For the 12 months ended August 31, 2020, the U.S. dollar
declined in value relative to most currencies. As a result, the
Fund's performance was positively affected by the portfolio's investment predominantly in securities with non-U.S.
currency exposure. However, one cannot expect the same
results in future periods.
Maarten Bloemen
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The
Top 10 Holdings
8/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Siemens Gamesa Renewable Energy SA 4.7%
Electrical Equipment, Spain
Prysmian SpA 4.4%
Electrical Equipment, Italy
Signify NV 4.2%
Electrical Equipment, Netherlands
Infineon Technologies AG 3.6%
Semiconductors & Semiconductor Equipment,
Germany
Vestas Wind Systems A/S 3.5%
Electrical Equipment, Denmark
BillerudKorsnas AB 3.5%
Containers & Packaging, Sweden
Siemens AG 3.4%
Industrial Conglomerates, Germany
E.ON SE 3.4%
Multi-Utilities, Germany
Sanofi 3.1%
Pharmaceuticals, France
Samsung Electronics Co. Ltd. 3.1%
Technology Hardware, Storage & Peripherals,
South Korea
Top 10 Countries
8/31/20
a
% of Total
Net Assets
a a
France 12.8%
Japan 12.7%
Germany 11.8%
Netherlands 7.3%
Spain 6.6%
Denmark 6.4%
Belgium 6.1%
Taiwan 5.6%
Sweden 5.5%
South Korea 5.1%

Templeton International Climate Change Fund
4
Annual Report
information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2020
Templeton International Climate Change Fund
5
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. Advisor Class shares are offered without sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +23.70% +23.70%
Since Inception (6/1/18) +11.20% +4.83%
See page 7 for Performance Summary footnotes.

Templeton International Climate Change Fund
Performance Summary
6
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/1/18–8/31/20

Templeton International Climate Change Fund
Performance Summary
7
Annual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographical-
ly. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 12/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets, excluding the U.S.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Net Investment
Income
$0.2950
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
0.98% 9.66%

Your Fund’s Expenses
Templeton International Climate Change Fund
8
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
a
Annualized
Expense
Ratio
2
$1,000 $1,167.90 $5.29 $1,020.26 $4.93 0.97%

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended August 31, Year Ended
August 31,
2018
a
2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $8.91 $9.64 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.07 0.27 0.04
Net realized and unrealized gains (losses) .................................... 2.03 (0.93) (0.40)
Total from investment operations ............................................. 2.10 (0.66) (0.36)
Less distributions from:
Net investment income ................................................... (0.30) (0.05) —
Net realized gains ...................................................... — (0.02) —
Total distributions ........................................................ (0.30) (0.07) —
Net asset value, end of year ................................................ $10.71 $8.91 $9.64
Total return
d
............................................................ 23.70% (6.75)% (3.60)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ............. 6.48% 9.65% 13.30%
Expenses net of waiver and payments by affiliates and expense reduction .............. 0.97% 0.97% 0.97%
Net investment income .................................................... 0.74% 2.94% 1.51%
Supplemental data
Net assets, end of year (000’s) .............................................. $2,142 $1,783 $1,929
Portfolio turnover rate ..................................................... 39.99% 9.55% 7.95%
a
For the period June 1, 2018 (commencement of operations) to August 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Templeton Funds
Statement of Investments, August 31, 2020
Templeton International Climate Change Fund
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a Industry Shares a Value
a
Common Stocks 95.6%
Belgium 6.1%
Recticel SA ..................... Chemicals 3,442 $ 35,059
Solvay SA ...................... Chemicals 349 30,069
Umicore SA .................... Chemicals 1,406 64,532
129,660
China 1.6%
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 26,413 33,272
Denmark 6.4%
a,b
Orsted A/S, 144A, Reg S ........... Electric Utilities 439 62,145
Vestas Wind Systems A/S .......... Electrical Equipment 498 75,293
137,438
France 12.8%
Air Liquide SA ................... Chemicals 269 44,605
c
Cie de Saint-Gobain .............. Building Products 1,263 51,056
Danone SA ..................... Food Products 535 35,178
Sanofi ......................... Pharmaceuticals 647 65,531
Schneider Electric SE ............. Electrical Equipment 276 34,132
Sodexo SA ..................... Hotels, Restaurants & Leisure 280 19,987
Veolia Environnement SA .......... Multi-Utilities 1,003 24,198
274,687
Germany 11.8%
E.ON SE ....................... Multi-Utilities 6,177 73,156
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,754 76,576
LANXESS AG ................... Chemicals 531 31,085
Siemens AG .................... Industrial Conglomerates 524 72,605
253,422
India 3.0%
c
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 2,600 64,792
c
Italy 4.4%
Prysmian SpA ................... Electrical Equipment 3,335 93,198
Japan 12.7%
East Japan Railway Co. ........... Road & Rail 800 52,084
KH Neochem Co. Ltd. ............. Chemicals 1,000 21,659
Rinnai Corp. .................... Household Durables 700 64,759
Sekisui House Ltd. ............... Household Durables 1,300 25,684
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,600 48,813
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,591 59,330
272,329
Mexico 0.6%
Industrias Bachoco SAB de CV, B .... Food Products 4,200 13,132
Netherlands 7.3%
c
Arcadis NV ..................... Construction & Engineering 2,906 66,673
a,b,c
Signify NV, 144A, Reg S ........... Electrical Equipment 2,697 89,962
156,635
Singapore 1.3%
Singapore Telecommunications Ltd. .. Diversified Telecommunication Services 16,100 27,176

Templeton Funds
Statement of Investments
Templeton International Climate Change Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 5.1%
b
Samsung Electronics Co. Ltd., GDR,
Reg S ....................... Technology Hardware, Storage & Peripherals 55 $ 66,152
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 116 44,058
110,210
Spain 6.6%
a,b
Befesa SA, 144A, Reg S ........... Commercial Services & Supplies 992 41,294
Siemens Gamesa Renewable Energy
SA .......................... Electrical Equipment 3,752 100,670
141,964
Sweden 5.5%
BillerudKorsnas AB ............... Containers & Packaging 4,421 74,494
c
Scandi Standard AB .............. Food Products 4,894 42,342
116,836
Switzerland 2.0%
c
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 713 43,006
c
Taiwan 5.6%
Giant Manufacturing Co. Ltd. ........ Leisure Products 5,500 57,126
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 800 63,400
120,526
United Kingdom 2.8%
DS Smith plc .................... Containers & Packaging 5,629 19,365
Johnson Matthey plc .............. Chemicals 518 16,336
Vodafone Group plc .............. Wireless Telecommunication Services 16,398 24,041
59,742
Total Common Stocks (Cost $1,682,478) .......................................
2,048,025
Short Term Investments 3.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.5%
United States 3.5%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 74,649 74,649
Total Money Market Funds (Cost $74,649) ......................................
74,649
a a a a a
Total Short Term Investments (Cost $74,649 ) ...................................
74,649
a a a
a
Total Investments (Cost $1,757,127) 99.1% .....................................
$2,122,674
Other Assets, less Liabilities 0.9% .............................................
18,853
Net Assets 100.0% ...........................................................
$2,141,527
a a a

Templeton Funds
Statement of Investments
Templeton International Climate Change Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
12
See Abbreviations on page 23 .
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $193,401, representing 9.0% of net assets.
b
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2020, the aggregate value of these securities was $259,553, representing 12.1% of net assets.
c
Non-income producing.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2020
The accompanying notes are an integral part of these financial statements. Annual Report
13
Templeton
International
Climate Change
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,682,478
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 74,649
Value - Unaffiliated issuers .................................................................. $2,048,025
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 74,649
Receivables:
Dividends ............................................................................... 2,619
Affiliates ................................................................................ 90,318
Other assets .............................................................................. 57
Total assets .......................................................................... 2,215,668
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,755
Professional fees ......................................................................... 54,406
Accrued expenses and other liabilities ........................................................... 3,980
Total liabilities ......................................................................... 74,141
Net assets, at value ................................................................. $2,141,527
Net assets consist of:
Paid-in capital ............................................................................. $1,990,852
Total distributable earnings (losses) ............................................................. 150,675
Net assets, at value ................................................................. $2,141,527
Shares outstanding ......................................................................... 200,000
Net asset value and maximum offering price per share ............................................... $10.71

Templeton Funds
Financial Statements
Statement of Operations
for the year ended August 31, 2020
Annual Report The accompanying notes are an integral part of these financial statements.
14
Templeton
International
Climate Change
Fund
Investment income:
Dividends: (net of foreign taxes of $4,946)
Unaffiliated issuers ........................................................................ $31,491
Non-controlled affiliates (Note 3 e ) ............................................................. 607
Total investment income ................................................................... 32,098
Expenses:
Management fees (Note 3 a ) ................................................................... 13,248
Transfer agent fees (Note 3 d ) .................................................................. 547
Custodian fees (Note 4 ) ...................................................................... 633
Reports to shareholders ...................................................................... 2,821
Registration and filing fees .................................................................... 3,285
Professional fees ........................................................................... 80,513
Other .................................................................................... 20,954
Total expenses ......................................................................... 122,001
Expense reductions (Note 4 ) ............................................................... (188)
Expenses waived/paid by affiliates (Note 3f) .................................................... (103,567)
Net expenses ......................................................................... 18,246
Net investment income ................................................................ 13,852
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (198,191)
Foreign currency transactions ................................................................ 556
Net realized gain (loss) .................................................................. (197,635)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 601,707
Translation of other assets and liabilities denominated in foreign currencies .............................. 39
Net change in unrealized appreciation (depreciation) ............................................ 601,746
Net realized and unrealized gain (loss) ............................................................ 404,111
Net increase (decrease) in net assets resulting from operations .......................................... $417,963

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
15
Templeton International Climate Change
Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,852 $53,077
Net realized gain (loss) ................................................. (197,635) (22,039)
Net change in unrealized appreciation (depreciation) ........................... 601,746 (162,198)
Net increase (decrease) in net assets resulting from operations ................ 417,963 (131,160)
Distributions to shareholders .............................................. (59,000) (14,800)
Net increase (decrease) in net assets ................................... 358,963 (145,960)
Net assets:
Beginning of year ....................................................... 1,782,564 1,928,524
End of year ........................................................... $2,141,527 $1,782,564

Templeton Funds
Notes to Financial Statements
Templeton International Climate Change Fund
16
Annual Report
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
International Climate Change Fund (Fund) is included in
this report. The Fund has five classes of shares: Class A,
Class C, Class R, Class R6 and Advisor Class. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The Fund currently operates with one class of shares,
Advisor Class.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at  4 p.m. Eastern time.
At August 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Templeton Funds
Notes to Financial Statements
17
Annual Report
Templeton International Climate Change Fund
(continued)
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements
18
Annual Report
Templeton International Climate Change Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). During the years ended August
31, 2020 and 2019 there were no transactions of the Fund’s shares.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary Affiliation
Franklin Templeton Investment Corporation (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements
19
Annual Report
Templeton International Climate Change Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2020, the Fund paid transfer agent fees of $547 which were retained by Investor Services.
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements
20
Annual Report
Templeton International Climate Change Fund
(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2020, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
FTIC has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund does not exceed 0.97% based on the average net assets of each class until December 31, 2020.Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
g. Other Affiliated Transactions
At August 31, 2020, Franklin Resources, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $36,996 $457,216 $(419,563) $ — $ — $ 74,649 74,649 $ 607
Total Affiliated Securities .... $36,996 $457,216 $(419,563) $— $— $74,649 $607
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $52,792
Long term ................................................................................ 170,062
Total capital loss carryforwards ............................................................... $222,854
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements
21
Annual Report
Templeton International Climate Change Fund
(continued)
The tax character of distributions paid during the years ended August 31, 2020 and August 31, 2019, was as follows:
At August 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2020, aggregated
$707,040 and $783,282, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
2020 2019
Distributions paid from:
Ordinary income .......................................................... $59,000 $14,800
Cost of investments .......................................................................... $1,761,505
Unrealized appreciation ........................................................................ $424,944
Unrealized depreciation ........................................................................ (63,775)
Net unrealized appreciation (depreciation) .......................................................... $361,169
Distributable earnings:
Undistributed ordinary income ................................................................... $12,321
5. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements
22
Annual Report
Templeton International Climate Change Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2020, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 129,660 $ — $ 129,660
China ............................... — 33,272 — 33,272
Denmark ............................ — 137,438 — 137,438
France .............................. — 274,687 — 274,687
Germany ............................ — 253,422 — 253,422
India ................................ 64,792 — — 64,792
Italy ................................ — 93,198 — 93,198
Japan ............................... — 272,329 — 272,329
Mexico .............................. 13,132 — — 13,132
Netherlands .......................... — 156,635 — 156,635
Singapore ............................ — 27,176 — 27,176
South Korea .......................... — 110,210 — 110,210
Spain ............................... — 141,964 — 141,964
Sweden ............................. — 116,836 — 116,836
Switzerland ........................... — 43,006 — 43,006
Taiwan .............................. 63,400 57,126 — 120,526
United Kingdom ....................... — 59,742 — 59,742
Short Term Investments ................... 74,649 — — 74,649
Total Investments in Securities ........... $215,973 $1,906,701 $— $2,122,674
9. Credit Facility
(continued)

Templeton Funds
Notes to Financial Statements
23
Annual Report
Templeton International Climate Change Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt

Templeton Funds
Report of Independent Registered Public Accounting Firm
24
Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton International Climate Change Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
International Climate Change Fund (one of the funds constituting Templeton Funds, referred to hereafter as the “Fund”) as of
August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)
25
Annual Report
Templeton International C limate Change Fund
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $32,858 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended August 31, 2020. Distributions, including qualified dividend income, paid during calendar year
2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At August 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2020 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Funds
Board Members and Officers
26
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 126 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Funds
27
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Funds
28
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1992
and Vice President
since 1996
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since December 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

Templeton Funds
29
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 15 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Robert C. Rosselot (1960) Chief
Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923x
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Interested Board Members and Officers
(continued)

Templeton Funds
30
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Funds
Shareholder Information
31
Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON FUNDS
Templeton International Climate Change Fund
(Fund)
At a meeting held on May 13, 2020 (Meeting), the Board
of Trustees (Board) of Templeton Funds (Trust), including
a majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Templeton Investments Corp. (Manager)
and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued introduction of new
funds, reassessment of the fund offerings in response to
the market environment and project initiatives and capital
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs,
as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its
upcoming acquisition of the Legg Mason companies. The

Templeton Funds
Shareholder Information
32
Annual Report
Board acknowledged the change in leadership at FRI and
the opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FRI, about goals she has for the
company that will benefit the Fund.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over the one-year period ended February
29, 2020. The Board noted that the Fund commenced
operations on June 1, 2018 and that the Fund is 100%
owned by FRI and is not currently sold to the public. The
Board considered the performance return for the Fund in
comparison to the performance returns of mutual funds
deemed comparable to the Fund included in a universe
(Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of
investment company data. The Board received a description
of the methodology used by Broadridge to select the mutual
funds included in a Performance Universe. The Board
also reviewed and considered Fund performance reports
provided and discussions that occurred with portfolio
managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional international multi-cap core funds. The Board noted that the Fund’s annualized total
return for the one-year period was above the median and
in the first quintile (best) of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Advisor
Class shares for the Fund and Class I, Class S, Class Y
and Institutional Class shares for funds in the Expense
Group with multiple classes of shares. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 16
other international multi-cap core funds, all of which were
institutional funds. The Board noted that the Management
Rate for the Fund was below the median and in the first
quintile (least expensive) of its Expense Group. The Board
also noted that the actual total expense ratio for the Fund
was slightly above the median of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses

Templeton Funds
Shareholder Information
33
Annual Report
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
up-front expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Trustees
noted that management anticipates that the parent of the
Manager or an affiliate will be the sole shareholder of the
Fund for a period of time after which the Manager will
consider whether to offer the Fund for sale to the public.
With respect to possible economies of scale in the future, the
Board noted the existence of management fee breakpoints,
which operate generally to share any economies of scale
with the Fund’s shareholders by reducing the Fund’s
effective management fees as the Fund grows in size,
though it is not anticipated that the Fund will generate
significant, if any, profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other
funding sources including the Funds’ interfund lending facility and line of credit.. Classification of the Fund’s portfolio
holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

Templeton Funds
Shareholder Information
34
Annual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $193,441 for the fiscal year ended August 31, 2020 and $185,514 for the fiscal year ended August 31, 2019.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $6,266 for the fiscal year ended August 31, 2020 and $6,266 for the fiscal year ended August 31, 2019. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended August 31, 2020 and $20,000 for the fiscal year ended August 31, 2019. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2020 and $3,198 for the fiscal year ended August 31, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $145,744 for the fiscal year ended August 31, 2020 and $29,900 for the fiscal year ended August 31, 2019.  The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA Survey, and valuation services related to a fair value engagement.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $152,010 for the fiscal year ended August 31, 2020 and $59,364 for the fiscal year ended August 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
                            N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                           N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By _S\MATTHEW T. HINKLE_____
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date:  October 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\MATTHEW T. HINKLE_____
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date:  October 27, 2020

By _S\ROBERT G. KUBILIS______
Robert G. Kubilis
Chief Financial Officer
and
Chief Accounting Officer
Date:  October 27, 2020